IVY FUNDS

Ivy Balanced Fund

Ivy Bond Fund

Ivy International Balanced Fund

Ivy Mortgage Securities Fund

Ivy Real Estate Securities Fund

Ivy Small Cap Value Fund

Ivy Value Fund

On November 26, 2003, a special meeting of shareholders of each of Advantus Bond
Fund, Inc., Advantus Spectrum Fund, Inc., Advantus International Balanced Fund,
Inc., Advantus Mortgage Securities Fund, Inc., Advantus Real Estate Securities,
Fund, Inc., Advantus Venture Fund, Inc. and Advantus Cornerstone Fund, Inc.
(each, an "Advantus Fund") was held.  The shareholders of each Advantus Fund separately approved an Agreement and Plan of Reorganization that provides for the reorganization of their respective Fund into a corresponding mutual fund managed by Waddell & Reed Ivy Investment Company.  Prior to the date of this
Prospectus, each Fund offered in this prospectus did not have any assets.  As of the date of this Prospectus, each Fund offered in this prospectus became the successor to an Advantus Fund.

The Securities and Exchange Commission has not approved or disapproved the
Fund's securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Prospectus
December 8, 2003

Table of Contents

 AN OVERVIEW OF THE FUNDS ...........................
 Ivy Balanced Fund ..................................
 Ivy Bond Fund .......................................
 Ivy International Balanced Fund .....................
 Ivy Mortgage Securities Fund ........................
 Ivy Real Estate Securities Fund .....................
 Ivy Small Cap Value Fund ............................
 Ivy Value Fund .....................................
 Additional Information About Principal Investment
    Strategies and Risks .............................
 YOUR ACCOUNT ........................................
    Choosing a Share Class............................
    Ways to Set Up Your Account.......................
    Buying Shares.....................................
    Selling Shares....................................
    Distributions and Taxes...........................
 THE MANAGEMENT OF THE FUNDS .........................
    Portfolio Management..............................
    Management Fee....................................
 FINANCIAL HIGHLIGHTS ................................

An Overview of the Fund

Ivy Balanced Fund

Goals
Ivy Balanced Fund seeks, as a primary goal, to provide current income to the extent that, in the opinion of Waddell & Reed Ivy Investment Company
(WRIICO), the Fund's investment manager, market and economic conditions permit. As a secondary goal, the Fund seeks long-term appreciation of capital.

Principal Investment Strategies
The Fund invests primarily in a mix of stocks, debt securities and short-
term instruments, depending on market conditions. In general, the Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Fund owns common stocks in order  to provide possible appreciation of capital and some dividend income. The Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Fund may invest in foreign securities.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Balanced
Fund. These include:

*    Management Risk - the Fund's performance will be affected by
 WRIICO's skill in allocating the Fund's assets among different types of investments.
*    Credit Risk - the risk that an issuer of a debt security or other fixed income obligation will not make payments on the security when due.
*    Fund Risk - the risk that Fund performance may not meet or exceed that of the market as a whole.
*    Income Risk - the risk that the Fund may experience a decline in its income due to falling interest rates.
*    Interest Rate Risk - the risk that the value of a debt security or other fixed income obligation will increase or decrease due to changes in market interest rates. This risk is generally greater for bonds with longer maturities.
*    Market Risk - the risk that equity securities are subject to adverse trends in equity markets.
*    Foreign Securities Risk - the risk that the value of foreign securities may be subject to greater volatility than domestic securities due to factors such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest
Ivy Balanced Fund is designed for investors seeking current income and the potential for long-term appreciation of capital. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of broad measures of market performance.
The bar chart and performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance
(before and after taxes) does not necessarily indicate how it will perform in the future. The performance shown below is the performance of the Class A shares of the Advantus Spectrum Fund which along with its other classes of shares is proposed to be reorganized as the Class A shares of the Ivy
Balanced Fund. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses.
Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Balanced Fund. If those expenses were reflected, performance shown below would differ.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown for
Advantus Spectrum Fund in the Financial Highlights section of this
Prospectus and in the Advantus Spectrum Fund 's shareholder reports is based on the Fund's fiscal year.

                       CHART OF YEAR-BY-YEAR RETURNS*
                       as of December 31 each year

    1993                    5.51%
    1994                   -2.14%
    1995                   24.12%
    1996                   11.58%
    1997                   18.18%
    1998                   22.60%
    1999                   14.64%
    2000                  -10.33%
    2001                  -15.27%
    2002                   -9.30%

    In the period shown in the chart, the highest quarterly return was
    14.70% (the fourth quarter of 1998) and the lowest quarterly return was -17.38% (the first quarter of 2001). The Class A return for the year through June 30, 2003 was 8.87%.

* Any applicable account fees or sales charges are not reflected, and if they were, the returns shown above would be lower. The returns for the
  Fund's other classes of shares will differ from those of Class A shares because of variations in their respective expense structures.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of broad-based securities market indexes that are unmanaged. The Fund's returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns  for other Classes may vary.

                         AVERAGE ANNUAL TOTAL RETURNS[1]
                           as of December 31, 2002

                                                            10 Years
                                    1 Year      5 Years    (or Life of Class)
                                    ------      -------    ------------------
Class A (began on 11-16-87)
Before Taxes                        -14.52%     -1.81%     4.43%
After Taxes on Distributions        -15.17%     -3.55%     2.27%
After Taxes on Distributions
 and Sale of Fund Shares            -8.90%[2]   -1.74%[2]  2.92%

Indexes[3]
S&P 500 Index                       -22.11%     -0.59%     9.34%
Lehman Brothers Aggregate Bond Index 10.27%      7.54%     7.51%

[1]Performance shown is that of the Advantus Spectrum Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy
Balanced Fund. Class A shares of the Ivy Balanced Fund would generally have had substantially similar returns to the Class A shares of the
Advantus Spectrum Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Spectrum Fund differ from expenses for Class A of shares of Ivy Balanced Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the Classes.

[2]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[3]Reflects no deduction for fees, expenses or taxes.

Fees and Expenses

Ivy Balanced Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees                       Class A    Class B   Class C  Class Y
(fees paid directly from               Shares     Shares    Shares   Shares
your investment)                       ------     ------    ------   ------

Maximum Sales Charge (Load)
  Imposed on Purchases
  (as a percentage of offering price)  5.75%      None      None     None

Maximum Deferred Sales Charge (Load)[1]
    (as a percentage of lesser of amount
     invested or redemption value)     None[2]      5%       1%      None

Redemption fee/exchange fee
  (as a percentage of amount
  redeemed, if applicable)[3]          None       None      None     None

Annual Fund Operating Expenses         Class A   Class B   Class C   Class Y
 (expenses that are                    Shares    Shares    Shares    Shares
 deducted from Fund assets)            ------    ------    ------    ------

Management Fees                        0.70%     0.70%     0.70%     0.70%
Distribution and Service (12b-1) Fees  0.25%     1.00%     1.00%     0.25%
Other Expenses[4]                      0.56%     0.50%     0.50%     0.38%

Total Annual Fund Operating Expenses   1.51%     2.20%     2.20%     1.33%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]If you choose your redemption proceeds by Federal Funds wire, a $10 wire fee will be charged to your account.

[4]Expenses are based on amounts incurred by Advantus Spectrum Fund during its last fiscal year, but have been restated to reflect current contractual arrangements.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:         1 Year   3 Years   5 Years   10 Years
Class A Shares            $720      $1,025    $1,351    $2,273
Class B Shares            $623        $988    $1,280    $2,358[1]
Class C Shares            $223[2]     $688    $1,180    $2,534
Class Y Shares            $135        $421      $729    $1,601

If shares are not redeemed
at end of period:         1 Year   3 Years   5 Years   10 Years
Class A Shares            $720     $1,025     $1,351    $2,273
Class B Shares            $223       $688     $1,180    $2,358[1]
Class C Shares            $223       $688     $1,180    $2,534
Class Y Shares            $135       $421       $729    $1,601

[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

[2]A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date.
Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Ivy Bond Fund

Goal
Ivy Bond Fund seeks a high level of current income consistent with prudent investment risk.

Principal Strategies

The Fund invests in a variety of investment-grade debt securities. These debt securities include, among other things, corporate and mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, asset-backed securities and other debt obligations of U.S. banks or savings and loan associations. In selecting securities, the Fund's investment sub-advisor, Advantus Capital
Management, Inc., considers factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations. The Fund expects that under normal circumstances the effective duration of its portfolio will range from four to seven years.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Bond
Fund. These include:

* Management Risk -- securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.
* Call Risk -- the risk that securities with high interest rates will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.
* Credit Risk -- the risk that an issuer of a debt security or fixed income obligation will not make payments on the security or obligation when due.
* Extension Risk -- the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities.
* Income Risk -- the risk that the Fund's income may decrease due to falling interest rates
* Interest Rate Risk -- the risk that the value of a debt security or fixed income obligation will decline due to changes in market interest rates (note: one measure of interest rate risk is effective duration, explained under "Additional Information about Principal Investment
    Strategies and Risks.")
* Prepayment Risk -- the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest
Ivy Bond Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long-
term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
The bar chart and performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance
(before and after taxes) does not necessarily indicate how it will perform in the future. The performance shown below is the performance of the Class A shares of the Advantus Bond Fund which along with its other classes of shares is proposed to be reorganized as the Class A shares of the Ivy Bond
Fund. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the
Ivy Bond Fund. If those expenses were reflected, performance shown below would differ.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information for
Advantus Bond Fund shown in the Financial Highlights section of this
Prospectus and in the Advantus Bond Fund's shareholder reports is based on the Fund's fiscal year.

                       CHART OF YEAR-BY-YEAR RETURNS*
                       as of December 31 each year

    1993                   11.34%
    1994                   -5.75%
    1995                   20.63%
    1996                    2.48%
    1997                   10.05%
    1998                    5.31%
    1999                   -2.57%
    2000                   10.64%
    2001                    8.00%
    2002                    9.78%

    In the period shown in the chart, the highest quarterly return was
    7.20% (the second quarter of 1995) and the lowest quarterly return was -4.78% (the first quarter of 1994). The Class A return for the year through June 30, 2003 was 4.71%.

* Any applicable account fees or sales charges are not reflected, and if they were, the returns shown above would be lower. The returns for the
  Fund's other classes of shares will differ from those of Class A shares because of variations in their respective expense structures.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund's returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns  for other Classes may vary.

                         AVERAGE ANNUAL TOTAL RETURNS[1]
                           as of December 31, 2002

                                   1 Year     5 Years       10 Years
                                                         (or Life of Class
                                     ------  -----------  -----------
Class A   (began on 8-14-87)
Before Taxes                          3.47%     4.87%       6.12%
After Taxes on Distributions          1.54%     2.50%       3.51%
After Taxes on Distributions
 and Sale of Fund Shares              2.07%     2.67%       3.55%
Index[2]
Lehman Brothers Aggregate Bond Index 10.27%     7.54%       7.51%

[1]Performance shown is that of the Advantus Bond Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Bond
Fund. Class A shares of Ivy Bond Fund would generally have had substantially similar returns to Class A shares of the Advantus Bond Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class
A shares of the Advantus Bond Fund differ from expenses for Class A shares of Ivy Bond Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads,
12b-1 fees and expenses differ among the Classes.

[2]Reflects no deduction for fees, expenses or taxes.

Fees and Expenses

Ivy Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees                         Class A  Class B  Class C  Class Y
(fees paid directly from                 Shares   Shares   Shares   Shares
your investment)                         ------   ------   ------   ------

   Maximum Sales Charge (Load)
  Imposed on Purchases
  (as a percentage of offering price)      5.75%   None     None    None

   Maximum Deferred Sales Charge (Load)[1]
    (as a percentage of lesser of amount
  invested or redemption value)           None[2]    5%       1%    None

Redemption fee/exchange fee
  (as a percentage of amount
  redeemed, if applicable)[3]
                                          None     None     None    None

Annual Fund Operating Expenses          Class A  Class B  Class C  Class Y
 (expenses that are                     Shares   Shares   Shares   Shares
 deducted from Fund assets)             ------   ------   ------   ------

   Management Fees                      0.53%    0.53%    0.53%    0.53%

Distribution and Service (12b-1) Fees   0.25%    1.00%    1.00%    0.25%
Other Expenses[4]                       0.67%    0.63%    0.63%    0.55%

Total Annual Fund Operating Expenses    1.45%    2.16%    2.16%    1.33%

Expenses Waived[5]                      0.30%    0.00%    0.00%    0.00%
Net Fund Operating Expenses             1.15%    2.16%    2.16%    1.33%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]If you choose your redemption proceeds by Federal Funds wire, a $10 wire fee will be charged to your account.

[4]Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

[5]WRIICO has contractually agreed to reimburse the 12b-1 fees applicable to
Class A shares and sufficient transfer agency fees to cap the expenses for
Class A at 1.15% through December 31, 2004.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:         1 Year   3 Years   5 Years   10 Years
Class A Shares            $685      $  958    $1,275     $2,171
Class B Shares            $619      $  976    $1,259     $2,311[1]                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         $[1]
Class C Shares            $219[2]   $  675    $1,158     $2,490
Class Y Shares            $135      $  421    $  728     $1,599

If shares are not redeemed
at end of period:         1 Year   3 Years  5 Years   10 Years
Class A Shares            $685    $  958    $1,275    $2,171
Class B Shares            $219    $  676    $1,159    $2,311[1]
Class C Shares            $219    $  675    $1,158    $2,490
Class Y Shares            $135    $  421    $  728    $1,599

[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

[2]A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date.
Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Ivy International Balanced Fund

Goal
Ivy International Balanced Fund seeks a high level of total return.

Principal Strategies
The Fund invests in equity and debt securities issued by large and small international companies and governmental agencies. Normally, the Fund invests approximately 50% to 70% of its assets in international equity securities. In addition, the Fund invests approximately 30% to 50% of its assets in international investment-grade debt securities.

In selecting equity securities the Fund's investment sub-advisor, Templeton
Investment Counsel LLC, relies primarily on its analysis of the current market price of a company's securities relative to the company's long-term earnings potential. Debt securities are selected, after an analysis of trends in interest rates and economic conditions, based on the sub-advisor's judgment as to which securities are more likely to perform well under those conditions.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy
International Balanced Fund. These include:

* Management Risk -- securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.
* Credit Risk -- the risk that an issuer of a debt security or fixed income obligation will not make payments on the security when due
* Currency Risk -- the risk that changes in foreign currency exchange rates will increase or decrease the value of foreign securities or the amount of income or gain received on such securities
* Foreign Securities Risk -- the risk that the value of foreign companies or foreign government securities may be subject to greater volatility than domestic securities due to additional factors related to investing in foreign securities
* Fund Risk -- the risk that Fund performance may not meet or exceed that of the market as a whole.
* Income Risk -- the risk that the Fund's income may decrease due to falling interest rates.
* Interest Rate Risk -- the risk that the value of a debt security or fixed income obligation will decline due to changes in market interest rates (note: one measure of interest rate risk is effective duration, explained under "Additional Information about Principal Investment
  Strategies and Risks").
* Market Risk -- the risk that equity securities are subject to adverse trends in equity markets.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest
Ivy International Balanced Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long-term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of broad measures of market performance.
The bar chart and performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance
(before and after taxes) does not necessarily indicate how it will perform in the future. The performance shown below is the performance of the Class A shares of the Advantus International Balanced Fund which along with its other classes of shares is proposed to be reorganized as the Class A shares of the Ivy International Balanced Fund. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy International Balanced Fund.
If those expenses were reflected, performance shown below would differ.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information for
Advantus International Balanced Fund shown in the Financial Highlights section of this Prospectus and in the Advantus International Balanced
Fund's shareholder reports is based on the Fund's fiscal year.

                       CHART OF YEAR-BY-YEAR RETURNS*
                       as of December 31 each year

                      1995                   12.63%
                      1996                   17.41%
                      1997                    5.12%
                      1998                    3.55%
                      1999                   15.66%
                      2000                    1.27%
                      2001                   -8.74%
                      2002                   -3.73%

   In the period shown in the chart, the highest quarterly return was
   9.83% (the fourth quarter of 1998) and the lowest quarterly return was -12.45% (the third quarter of 2002). The Class A return for the year through June 30, 2003 was 13.30%.

* Any applicable account fees or sales charges are not reflected, and if they were, the returns shown above would be lower. The returns for the
  Fund's other classes of shares will differ from those of Class A shares because of variations in their respective expense structures.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund's returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns  for other Classes may vary.

                         AVERAGE ANNUAL TOTAL RETURNS[1]
                           as of December 31, 2002

                                  1 Year   5 Years     Life of Class
                                  ------   ----------- -----------
Class A   (began on 9-16-94)
Before Taxes                     -9.26%     0.09%      3.51%
After Taxes on Distributions     -9.33%    -1.30%      1.74%
After Taxes on Distributions
 and Sale of Fund Shares         -5.69%[2] -0.28%      2.22%

Indexes[3]
MSCI EAFE Index                 -15.65%    -2.61%     -1.37%
J.P. Morgan Non-U.S. Government
 Bond Index                      22.09%     4.97%      5.67%

[1]Performance shown is that of the Advantus International Balanced Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy International Balanced Fund. Class A shares of Ivy International
Balanced Fund would generally have had substantially similar returns to the same class of shares of the Advantus International Balanced Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class
A shares of the Advantus International Balanced Fund differ from expenses for Class A shares of Ivy International Balanced Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the Classes.

[2]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[3]Reflects no deduction for fees, expenses or taxes.

Fees and Expenses

Ivy International Balanced Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees                       Class A   Class B  Class C   Class Y
(fees paid directly from               Shares    Shares   Shares    Shares
your investment)                       ------    ------   ------    ------

Maximum Sales Charge (Load)
Imposed on Purchases
  (as a percentage of offering price)  5.75%     None     None      None

Maximum Deferred Sales Charge (Load)[1]
  (as a percentage of lesser of amount
  invested or redemption value)        None[2]     5%       1%      None

Redemption fee/exchange fee
  (as a percentage of amount
  redeemed, if applicable)[3]          2.00%     None     None     2.00%

Annual Fund Operating Expenses         Class A   Class B  Class C  Class Y
 (expenses that are                    Shares    Shares   Shares   Shares
 deducted from Fund assets)            ------    ------   ------   ------

Management Fees                        0.70%     0.70%    0.70%    0.70%
Distribution and Service (12b-1) Fees  0.25%     1.00%    1.00%    0.25%
Other Expenses[4]                      0.46%     0.44%    0.44%    0.45%
Total Annual Fund Operating Expenses   1.41%     2.14%    2.14%    1.40%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]If you choose your redemption proceeds by Federal Funds wire, a $10 wire fee will be charged to your account.  Class A and Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00%
redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.

[4]Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:         1 Year   3 Years  5 Years   10 Years
Class A Shares             $711      $996    $1,302    $2,169
Class B Shares             $617      $968    $1,247    $2,282[1]
Class C Shares             $217[2]   $668    $1,147    $2,467
Class Y Shares             $143      $443    $  766    $1,680

If shares are not redeemed
at end of period:         1 Year   3 Years  5 Years   10 Years
Class A Shares            $710      $996    $1,302    $2,169
Class B Shares            $217      $668    $1,147    $2,282[1]
Class C Shares            $217      $668    $1,147    $2,467
Class Y Shares            $143      $443    $  766    $1,680

[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

[2]A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date.
Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Ivy Mortgage Securities Fund

Goal
Ivy Mortgage Securities Fund seeks a high level of current income consistent with prudent investment risk.

Principal Strategies

The Fund invests primarily in mortgage-related securities, including investment-grade securities representing interests in pools of mortgage loans. In addition, the Fund may invest in a variety of other mortgage-
related securities including collateralized mortgage obligations (CMOs)
and stripped mortgage-backed securities. In selecting securities the
Fund's investment sub-advisor, Advantus Capital Management, Inc., considers factor such as prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage market. The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Mortgage
Securities Fund. These include:
* Management Risk -- securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.
* Call Risk -- the risk that callable securities with high interest rates will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.
* Concentration Risk -- the risk that the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Fund concentrates its investments in the mortgage and mortgage-finance industry.
* Credit Risk -- the risk that an issuer of a mortgage-backed security or fixed income obligation will not make payments on the security when due.
* Extension Risk -- the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities.
* Income Risk -- the risk that the Fund's income may decrease due to falling interest rates.
* Interest Rate Risk -- the risk that the value of a mortgage-backed security or fixed income obligation will decline due to changes in market interest rates (note: one measure of interest rate risk is effective duration, explained under "Additional Information about
  Principal Investment Strategies and Risks.")
* Liquidity Risk -- the risk that mortgage-related securities purchased by the Fund, including restricted securities determined by the Fund's investment sub-advisor to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment sub-advisor.
* Prepayment Risk -- the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest
Ivy Mortgage Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long-term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
The bar chart and performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance
(before and after taxes) does not necessarily indicate how it will perform in the future. The performance shown below is the performance of the Class A shares of the Advantus Mortgage Securities Fund which along with its other classes of shares is proposed to be reorganized as the Class A shares of the Ivy Mortgage Securities Fund. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Mortgage Securities Fund. If those expenses were reflected, performance shown below would differ.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information for
Advantus Mortgage Securities Fund shown in the Financial Highlights section of this Prospectus and in the Advantus Mortgage Securities Fund's
shareholder reports is based on the Fund's fiscal year.

                       CHART OF YEAR-BY-YEAR RETURNS*
                       as of December 31 each year

                       1993                    8.44%
                       1994                   -3.59%
                       1995                   17.28%
                       1996                    4.49%
                       1997                    9.42%
                       1998                    6.94%
                       1999                    1.52%
                       2000                   12.12%
                       2001                    8.85%
                       2002                    9.15%

  In the period shown in the chart, the highest quarterly return was
  5.72% (the second quarter of 1995) and the lowest quarterly return was -3.78% (the first quarter of 1994). The Class A return for the year through June 30, 2003 was 3.53%.

* Any applicable account fees or sales charges are not reflected, and if they were, the returns shown above would be lower. The returns for the
  Fund's other classes of shares will differ from those of Class A shares because of variations in their respective expense structures.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund's returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns  for other Classes may vary.

                         AVERAGE ANNUAL TOTAL RETURNS[1]
                           as of December 31, 2002

                                   1 Year  5 Years     10 Years
                                                       (or Life of Class)
                                  ------  -----------  -----------
Class A   (began on 8-3-85)
Before Taxes                      2.87%     6.39%        6.69%
After Taxes on Distributions      0.45%     3.72%        3.96%
After Taxes on Distributions
 and Sale of Fund Shares          1.71%     3.74%        3.95%
Index[2]
Lehman Brothers Mortgage-Backed
 Securities Index                 8.75%     7.34%        7.28%

[1]Performance shown is that of the Advantus Mortgage Securities Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Mortgage Securities Fund. Class A shares of Ivy Mortgage
Securities Fund would generally have had substantially similar returns to
Class A shares of the Advantus Mortgage Securities Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the
Advantus Mortgage Securities Fund differ from expenses for Class A shares of Ivy Mortgage Securities Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus.
Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the Classes.

[2]Reflects no deduction for fees, expenses or taxes.

Fees and Expenses

Ivy Mortgage Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees                       Class A   Class B  Class C  Class Y
(fees paid directly from               Shares    Shares   Shares   Shares
your investment)                       ------    ------   ------   ------

Maximum Sales Charge (Load)
Imposed on Purchases
  (as a percentage of offering price)  5.75%     None     None     None

Maximum Deferred Sales Charge (Load)[1]
  (as a percentage of lesser of amount
  invested or redemption value)        None[2]   5%       1%       None

Redemption fee/exchange fee
  (as a percentage of amount
  redeemed, if applicable)[3]
                                      None       None     None     None

Annual Fund Operating Expenses        Class A    Class B  Class C  Class Y
 (expenses that are                   Shares     Shares   Shares   Shares
 deducted from Fund assets)           ------     ------   ------   ------

Management Fees                        0.50%      0.50%    0.50%    0.50%
Distribution and Service (12b-1) Fees  0.25%      1.00%    1.00%    0.25%
Other Expenses[4]                      0.35%      0.33%    0.33%    0.32%
Total Annual Fund Operating Expenses   1.10%      1.83%    1.83%    1.07%

Expenses Waived[5]                     0.15%      0.00%    0.00%    0.00%
Net Fund Operating Expenses            0.95%      1.83%    1.83%    1.07%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]If you choose your redemption proceeds by Federal Funds wire, a $10 wire fee will be charged to your account.

[4]Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

[5]WRIICO has contractually agreed to reimburse sufficient 12b-1 fees applicable to Class A shares to cap the expenses for Class A at 0.95%
through December 31, 2004.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:         1 Year   3 Years  5 Years   10 Years
Class A Shares            $667      $881    $1,124    $1,830
Class B Shares            $585      $874    $1,088    $1,952[1]
Class C Shares            $185[2]   $574    $  988    $2,143
Class Y Shares            $109      $341    $  591    $1,308

If shares are not redeemed
at end of period:         1 Year   3 Years  5 Years   10 Years
Class A Shares            $667      $881    $1,124    $1,830
Class B Shares            $185      $574    $  988    $1,952[1]
Class C Shares            $185      $574    $  988    $2,143
Class Y Shares            $109      $341    $  591    $1,308

[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

[2]A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date.
Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Ivy Real Estate Securities Fund

Goal
Ivy Real Estate Securities Fund seeks total return through a combination of capital appreciation and current income.

Principal Strategies
The Fund invests its assets primarily in real estate and real estate-
related securities. "Real estate securities" include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related securities"
include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry.

Most of the Fund's real estate securities portfolio will consist of securities issued by Real Estate Investment Trusts (REITs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. In selecting securities, factors such as an issuer's financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition are considered by the Fund's investment sub-advisor, Advantus Capital Management, Inc., The Fund then invests in those issuers which its investment sub-advisor determines have potential for long-term sustainable growth in earnings.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Real
Estate Securities Fund. These include:

* Management Risk -- securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.
* Market Risk -- the risk that equity securities are subject to adverse trends in equity markets.
* Concentration Risk -- the risk that the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Fund concentrates its investments in the real estate and real estate related industry
* Fund Risk -- the risk that Fund performance may not meet or exceed that of the market as a whole .
* Real Estate Risk -- the risk that the value of the Fund's investments may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing or other events affecting the value of real estate, buildings or other real estate fixtures.
* REIT-Related Risk -- the risk that the value of the Fund's securities issued by REITs (as discussed in "Additional Information about
  Principal Investment Strategies and Risks" below) will be adversely affected by changes in the value of the underlying property

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest
Ivy Real Estate Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long-term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
The bar chart and performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance
(before and after taxes) does not necessarily indicate how it will perform in the future. The performance shown below is the performance of the Class A shares of the Advantus Real Estate Securities Fund which along with its other clases of shares is proposed to be reorganized as the Class A shares of the Ivy Real Estate Securities Fund. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Real Estate Securities Fund.
If those expenses were reflected, performance shown below would differ.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information for
Advantus Real Estate Securities Fund shown in the Financial Highlights section of this Prospectus and in the Advantus Real Estate Securities
Fund's shareholder reports is based on the Fund's fiscal year.

                       CHART OF YEAR-BY-YEAR RETURNS*
                       as of December 31 each year

                       2000                   25.22%
                       2001                   10.01%
                       2002                    6.19%

   In the period shown in the chart, the highest quarterly return was
   10.85% (the second quarter of 2001) and the lowest quarterly return was -9.01% (the third quarter of 2002). The Class A return for the year through June 30, 2003 was 3.53%.

* Any applicable account fees or sales charges are not reflected, and if they were, the returns shown above would be lower. The returns for the
  Fund's other classes of shares will differ from those of Class A shares because of variations in their respective expense structures.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund's returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns  for other Classes may vary.

                         AVERAGE ANNUAL TOTAL RETURNS[1]
                           as of December 31, 2002

                                 1 Year   Life of Class
                                 ------   -----------
Class A (began on 2-25-99)
Before Taxes                      0.08%     8.37%
After Taxes on Distributions     -1.54%     5.86%
After Taxes on Distributions
 and Sale of Fund Shares          0.23%[2]  5.57%
Index[3]
Wilshire Associates Real Estate
 Securities Index                 2.66%    10.43%

[1]Performance shown is that of the Advantus Real Estate Securities Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Real Estate Securities Fund. Class A shares of Ivy Real Estate
Securities Fund would generally have had substantially similar returns to
Class A shares of the Advantus Real Estate Securities Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Real Estate Securities Fund differ from expenses for Class
A shares of Ivy Real Estate Securities Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the
Classes.

[2]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[3]Reflects no deduction for fees, expenses or taxes.

Fees and Expenses

Ivy Real Estate Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees                      Class A  Class B  Class C  Class Y
(fees paid directly from              Shares   Shares   Shares   Shares
your investment)                      ------   ------   ------   ------

Maximum Sales Charge (Load)
  Imposed on Purchases
  (as a percentage of offering price)  5.75%    None    None      None

Maximum Deferred Sales Charge (Load)[1]
  (as a percentage of lesser of amount
  invested or redemption value)        None[2]  5%       1%       None

Redemption fee/exchange fee
  (as a percentage of amount
  redeemed, if applicable)[3]          None     None     None     None

Annual Fund Operating Expenses         Class A  Class B  Class C  Class Y
 (expenses that are                    Shares   Shares   Shares   Shares
 deducted from Fund assets)            ------   ------   ------   ------

Management Fees                        0.90%     0.90%    0.90%   0.90%

Distribution and Service (12b-1) Fees  0.25%    1.00%   1.00%  0.25%
Other Expenses[4]                      0.31%    0.30%   0.30%  0.41%

Total Annual Fund Operating Expenses   1.46%    2.20%   2.20%  1.56%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]If you choose your redemption proceeds by Federal Funds wire, a $10 wire fee will be charged to your account.

[4]Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:         1 Year  3 Years  5 Years   10 Years
Class A Shares            $715    $1,010   $1,327    $2,221
Class B Shares            $623    $  988   $1,280    $2,345[1]
Class C Shares            $223[2] $  688   $1,180    $2,534
Class Y Shares            $158    $  492   $  849    $1,854

If shares are not redeemed
at end of period:         1 Year  3 Years  5 Years   10 Years
Class A Shares            $715    $1,010   $1,327    $2,221
Class B Shares            $223    $  688   $1,180    $2,345[1]
Class C Shares            $223    $  688   $1,180    $2,534
Class Y Shares            $158    $  492   $  849    $1,854

[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

[2]A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date.
Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Ivy Small Cap Value Fund

Goal
Ivy Small Cap Value Fund seeks long-term accumulation of capital.

Principal Strategies
The Fund primarily invests in various types of equity securities of small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines small capitalization companies as those whose market capitalizations are similar to the market capitalizations of companies in the Russell 2000(c) Value
Index. These equity securities will consist primarily of value common stocks, but may also include preferred stock and other securities convertible into equity securities. The Fund's purchase of equity securities may include common stocks that are part of initial public offerings. In selecting equity securities, the Fund's investment sub-advisor, State Street Research & Management Company, searches for those companies that appear to be undervalued or trading below their true worth, and examines such features as a firm's financial condition, business prospects, competitive position and business strategy. The Fund looks for companies that appear likely to come back into favor with investors, for reasons that may range from good prospective earnings or strong management teams to new products or services.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Small
Cap Value Fund. These include:

* Management Risk -- securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.
* Market Risk -- the risk that equity securities are subject to adverse trends in equity markets.
* Fund Risk -- the risk that Fund performance may not meet or exceed that of the market as a whole.
* Small Company Risk -- the risk that equity securities of small capitalization companies are subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth.
* Value Stock Risk -- the risk that the value of a security believed by the Fund's investment sub-advisor to be undervalued may never reach what the investment sub-advisor believes is its full value, or that such security's value may decrease.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest
Ivy Small Cap Value Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long-term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
The bar chart and performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance
(before and after taxes) does not necessarily indicate how it will perform in the future. The performance shown below is the performance of the Class A shares of the Advantus Venture Fund which along with its other classes of shares is proposed to be reorganized as the Class A shares of the Ivy Small
Cap Value Fund. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses.
Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Small Cap Value Fund. If those expenses were reflected, performance shown below would differ.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information for
Advantus Venture Fund shown in the Financial Highlights section of this
Prospectus and in the Advantus Venture Fund's shareholder reports is based on the Fund's fiscal year.

                      CHART OF YEAR-BY-YEAR RETURNS*
                       as of December 31 each year

                    1998                   -7.30%
                    1999                   -3.93%
                    2000                   26.51%
                    2001                   15.98%
                    2002                  -18.68%

  In the period shown in the chart, the highest quarterly return was
  21.39% (the fourth quarter of 2001) and the lowest quarterly return was -26.24% (the third quarter of 2002). The Class A return for the year through June 30, 2003 was 13.62%.

* Any applicable account fees or sales charges are not reflected, and if they were, the returns shown above would be lower. The returns for the
  Fund's other classes of shares will differ from those of Class A shares because of variations in their respective expense structures.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund's returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns  for other Classes may vary.

                         AVERAGE ANNUAL TOTAL RETURNS[1]
                           as of December 31, 2002

                                  1 Year  5 Years     Life of Class
                                  ------  ----------- -----------
Class A   (began on 1-31-97)
Before Taxes                      -23.40%     0.03%     4.61%
After Taxes on Distributions      -24.51%    -1.17%     3.14%
After Taxes on Distributions
 and Sale of Fund Shares          -13.25%[2] -0.31%     3.24%
Index[3]
Russell 2000 Value Index          -11.43%     2.71%     6.90%

[1]Performance shown is that of the Advantus Venture Fund, restated to reflect current sales charges applicable to Class A of the Ivy Small Cap
Value Fund. Class A shares of Ivy Small Cap Value Fund would generally have had substantially similar returns to Class A shares of the Advantus
Venture Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Venture Fund differ from expenses for Class A shares of the Ivy Small Cap Value Fund. Class B, C and
Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the Classes.

[2]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[3]Reflects no deduction for fees, expenses or taxes.

Fees and Expenses

Ivy Small Cap Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees                       Class A  Class B  Class C  Class Y
(fees paid directly from               Shares   Shares   Shares   Shares
your investment)                       ------   ------   ------   ------

Maximum Sales Charge (Load)
Imposed on Purchases
  (as a percentage of offering price)   5.75%   None     None     None

Maximum Deferred Sales Charge (Load)[1]
  (as a percentage of lesser of amount
  invested or redemption value)         None[2]   5%       1%     None

Redemption fee/exchange fee
  (as a percentage of amount
  redeemed, if applicable)[3]           None    None     None     None

Annual Fund Operating Expenses        Class A  Class B  Class C  Class Y
 (expenses that are                   Shares   Shares   Shares   Shares
 deducted from Fund assets)           ------   ------   ------   ------

Management Fees                       0.85%    0.85%    0.85%    0.85%

Distribution and Service (12b-1) Fees 0.25%    1.00%   1.00%     0.25%
Other Expenses[4]                     0.34%    0.32%   0.32%     0.38%

Total Annual Fund Operating Expenses  1.44%    2.17%   2.17%     1.48%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]If you choose your redemption proceeds by Federal Funds wire, a $10 wire fee will be charged to your account.

[4]Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:         1 Year   3 Years   5 Years   10 Years
Class A Shares            $713     $1,004    $1,317    $2,200
Class B Shares            $620     $  979    $1,264    $2,316[1]
Class C Shares            $220[2]  $  679    $1,164    $2,503
Class Y Shares            $151     $  468    $  808    $1,768

If shares are not redeemed
at end of period:         1 Year   3 Years   5 Years   10 Years
Class A Shares            $713     $1,004    $1,317    $2,200
Class B Shares            $220     $  679    $1,164    $2,316[1]
Class C Shares            $220     $  679    $1,164    $2,503
Class Y Shares            $151     $  468    $  808    $1,768

[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

[2]A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date.
Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Ivy Value Fund

Goal
Ivy Value Fund seeks long-term accumulation of capital.

Principal Strategies
The Fund seeks to achieve its goal by investing, for the long term, in the common stocks of large-cap U.S. and foreign companies. The Fund seeks to invest in stocks that are, in the opinion of WRIICO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund typically invests in large-cap companies, it may invest in securities of any size company.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Value
Fund. These include:

* Value Stock Risk -- the risk that the value of a security believed by
  WRIICO to be undervalued may never reach what the advisor believes is its full value, or that the security's value may decrease.
* Fund Risk - the risk that the Fund Performance may not meet or exceed that of the market as a whole.
* Large Company Risk -- the risk that a portfolio of large
  capitalization  company securities may underperform the market as a whole.
* Manager Risk -- the Fund's performance will be affected by WRIICO's skill in evaluating and selecting securities for the Fund.
* Market Risk -- the risk that the equity securities are subject to adverse trends in equity markets.
* Foreign Securities Risk -- the risk that the value of foreign securities may be subject to greater volatility than domestic securities due to factors such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest
Ivy Value Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long-term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
The bar chart and performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance
(before and after taxes) does not necessarily indicate how it will perform in the future. The performance shown below is the performance of the Class A shares of the Advantus Cornerstone Fund which along with its other classes of shares is proposed to be reorganized as the Class A shares of the Ivy
Value Fund. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses.
Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Value Fund. If those expenses were reflected, performance shown below would differ.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

                       CHART OF YEAR-BY-YEAR RETURNS*
                       as of December 31 each year

                       1995                   32.93%
                       1996                   30.13%
                       1997                   21.08%
                       1998                    0.70%
                       1999                    0.02%
                       2000                   -2.21%
                       2001                  -10.81%
                       2002                  -15.71%

   In the period shown in the chart, the highest quarterly return was
   14.82% (the fourth quarter of 1998) and the lowest quarterly return was -18.54% (the third quarter of 2002). The Class A return for the year through June 30, 2003 was 10.79%.

* Any applicable account fees or sales charges are not reflected, and if they were, the returns shown above would be lower. The returns for the
  Fund's other classes of shares will differ from those of Class A shares because of variations in their respective expense structures.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund's returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns  for other Classes may vary.

                         AVERAGE ANNUAL TOTAL RETURNS[1]
                           as of December 31, 2002

                                   1 Year  5 Years     Life of Class
                                  ------   --------    -----------
Class A   (began on 9-16-94)
Before Taxes                      -20.43%    -6.91%     4.22%
After Taxes on Distributions      -20.69%    -7.23%     2.63%
After Taxes on Distributions
 and Sale of Fund Shares          -12.54%[2] -5.46%[2]  2.81%
Index[3]
Russell 1000 Value Index          -15.52%     1.16%    10.62%

[1]Performance shown is that of the Advantus Cornerstone Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy
Value Fund. Class A shares of Ivy Value Fund would generally have had substantially similar returns to Class A shares of the Advantus
Cornerstone Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Cornerstone Fund differ from expenses for Class A shares of Ivy Value Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the
Classes.

[2]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

[3]Reflects no deduction for fees, expenses or taxes.

Fees and Expenses

Ivy Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees                        Class A  Class B Class C  Class Y
(fees paid directly from                Shares   Shares  Shares   Shares
your investment)                        ------   ------  ------   ------

Maximum Sales Charge (Load)
  Imposed on Purchases
  (as a percentage of offering price)   5.75%    None     None     None

Maximum Deferred Sales Charge (Load)[1]
  (as a percentage of lesser of amount
  invested or redemption value)         None[2]   5%       1%      None

Redemption fee/exchange fee
  (as a percentage of amount
  redeemed, if applicable)[3]           None     None     None     None

Annual Fund Operating Expenses          Class A  Class B  Class C  Class Y
 (expenses that are                     Shares   Shares   Shares   Shares
 deducted from Fund assets)             ------   ------   ------   ------

Management Fees                         0.70%    0.70%    0.70%    0.70%

Distribution and Service (12b-1) Fees   0.25%    1.00%    1.00%    0.25%
Other Expenses[4]                       0.37%     0.34    0.34%    0.35%

Total Annual Fund Operating Expenses    1.32%    2.04%    2.04%    1.30%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]If you choose your redemption proceeds by Federal Funds wire, a $10 wire fee will be charged to your account.

[4]Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:         1 Year   3 Years  5 Years   10 Years
Class A Shares            $702      $969    $1,257    $2,074
Class B Shares            $607      $940    $1,198    $2,182[1]
Class C Shares            $207[2]   $640    $1,098    $2,369
Class Y Shares            $132      $412    $  713    $1,568

If shares are not redeemed
at end of period:         1 Year   3 Years  5 Years   10 Years
Class A Shares            $702      $969    $1,257    $2,074
Class B Shares            $207      $640    $1,098    $2,182[1]
Class C Shares            $207      $640    $1,098    $2,369
Class Y Shares            $132      $412    $  713    $1,568

[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

[2]A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date.
Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
Therefore, this number does not reflect the effect of the CDSC.

Additional Information About Principal Investment Strategies
 and Risks

Ivy Balanced Fund:  The Fund seeks to achieve its primary goal of providing current income, and its secondary goal of long-term appreciation of capital, by investing primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. In general, the
Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Fund owns common stocks in order to provide possible appreciation of capital and some dividend income. The Fund ordinarily invests at least 25% of its total assets in fixed income securities.

In its equity investments, the Fund invests primarily in medium to large, well-established companies, that typically issue dividend producing securities. The majority of the Fund's debt holdings are either U.S.
Government securities or investment grade corporate bonds, that include bonds rated BBB and higher by Standard & Poor's Ratings Service or Baa and higher by Moody's Investor Services, Inc. or, if unrated, deemed by WRIICO to be of comparable quality. The Fund has no limitations on the range of maturities of debt securities in which it may invest. The Fund may also invest in foreign securities.

WRIICO may look at a number of factors in selecting securities for the
Fund. For equity investments, it may emphasize a blend of value and growth potential. For value securities, WRIICO looks for undervalued companies whose asset value or earnings power is not reflected in the price of their stock. In selecting growth securities, it seeks to identify securities whose earnings are likely to grow faster than the economy. In selecting debt securities for the Fund, WRIICO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security, WRIICO uses the same analysis that it uses in order to determine if the equity security is still undervalued or has ceased to offer the desired growth potential. In determining whether to sell a debt security, WRIICO will consider whether the debt security continues to maintain minimal credit risk. WRIICO may also sell a security if the security ceases to produce income or otherwise to take advantage of attractive investment opportunities and/or to raise cash.

When WRIICO believes that a temporary defensive position is desirable, the
Fund may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Balanced Fund is subject to various risks, including the following:

* Call Risk
* Company Risk
* Credit Risk
* Diversification Risk
* Extension Risk
* Foreign Securities Risk
* Fund Risk
* Income Risk
* Inflation Risk
* Interest Rate Risk
* Large Company Risk
* Manager Risk
* Market Risk
* Mid Size Company Risk
* Prepayment Risk
* Sector Risk
* Short-Term Trading Risk
* Value Stock Risk

A detailed description of these risks is set forth in "Defining Risks"
below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the Statement of
Additional Information ("SAI").

Ivy Bond Fund:  The Fund seeks to achieve its goal of a high level of current income consistent with prudent investment risk by investing, under normal circumstances, at least 80% of its net assets in bonds (for this purpose, "bonds" includes any debt security). The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Fund's outstanding shares, but shareholders will be notified in writing at least 60 days prior to any change of this policy.

The Fund invests primarily in a variety of investment-grade debt securities which include:
* investment-grade corporate debt obligations and mortgage-backed securities
* debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (including U.S. Treasury bills, notes and bonds)
* investment-grade mortgage-backed securities issued by governmental agencies and financial institutions
* investment grade asset-backed securities
* U.S. dollar denominated investment-grade debt securities issued by foreign governments and companies and publicly traded in the United
  States
* debt obligations of U.S. banks, savings and loan associations

The Fund will invest a significant portion of its assets in investment-grade debt obligations issued by domestic companies in a variety of industries.
The Fund may invest in long-term debt securities (maturities of more than 10 years), intermediate debt securities (maturities from 3 to 10 years) and short-term debt securities (maturities of less than 3 years).

In selecting corporate debt securities and their maturities, the sub-
advisor seeks to maximize current income by engaging in a risk/return analysis that focuses on various factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

The Fund may also invest a portion of its assets in government and non-
governmental mortgage-related securities, including CMOs, and in stripped mortgage-backed securities and asset-backed securities. CMOs are debt obligations typically issued by either a government agency or a private special-purpose entity that are collateralized by residential or commercial mortgage loans or pools of residential mortgage loans. CMOs allocate the priority of the distribution of principal and interest from the underlying mortgage loans among various series. Each series differs from the other in terms of the priority right to receive cash payments from the underlying mortgage loans.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest component only allows the interest holder to receive the interest portion of cash payments, while the principal component only allows the interest holder to receive the principal portion of cash payments.

Asset-backed securities represent interest in pools of consumer loans
(such as credit card, trade or automobile loans). Investors in asset-
backed securities are entitled to receive payments of principal and interest received by the pool entity from the underlying consumer loans net of any costs and expenses incurred by the entity.

In addition, the Fund may invest lesser portions of its assets in interest rate and other bond futures contracts, convertible and non-convertible investment-grade and non-investment grade debt securities issued by domestic governments and companies, restricted and illiquid securities, options (the Fund may purchase and sell put and call options), stripped asset-backed securities, securities purchased on a when-issued or forward commitment basis, mortgage dollar roll transactions, direct mortgage investments, securities of other mutual funds, warrants, repurchase agreement transactions, and money market securities. To generate additional income, the Fund may lend securities representing up to one-
third of the value of its total assets to broker-dealers, banks and other institutions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Bond Fund is subject to various risks, including the following:
* Call Risk
* Credit Risk
* Diversification Risk
* Emerging Markets Risk
* Extension Risk
* Foreign Securities Risk
* Fund Risk
* Income Risk
* Inflation Risk
* Interest Rate Risk
* Market Risk
* Prepayment Risk
* Securities Lending Risk
* Short-Term Trading Risk

A detailed description of these risks is set forth in "Defining Risks"
below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy International Balanced Fund:  The Fund seeks to achieve its goal of a high level of total return by investing in equity and debt securities issued by large and small international companies and governmental agencies. Normally, the Fund invests approximately 50% to 70% of its assets in international equity securities. In addition, the Fund invests approximately 30% to 50% of its assets in international investment-grade debt securities. The Fund invests primarily in securities of companies or governments in developed foreign markets. However, the Fund may also invest up to 20% of its total assets in equity securities of companies located in developing or emerging markets. In addition, the Fund may invest up to 10% of its total assets in debt securities of companies or governments located in developing or emerging markets. (For purposes of the investment percentages described in the preceding sentences, collateral received in connection with securities lending shall not be considered Fund assets.)  Under normal circumstances, the Fund will maintain investments in at least three foreign countries.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stock, preferred stock, warrants or rights to purchase such securities. In selecting these equity securities, the sub-advisor does a company-by-company analysis, rather than focusing on a specific industry or economic sector. The sub-
advisor concentrates primarily on the market price of a company's securities relative to its view regarding the company's long-term earnings potential. A company's historical value measures, including price/earnings ratios, profit margins and liquidation value, will also be considered.

Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits;
bankers' acceptances; and structured investments which are more fully described in the SAI. In selecting debt securities the sub-advisor evaluates current, as well as expected future trends in, interest rates and general economic conditions, and then attempts to identify those securities and issuers which, in its judgment, are likely to perform well in such circumstances.

The Fund may also invest a lesser portion of its assets in closed-end investment companies, restricted and illiquid securities, U.S. government and domestic investment-grade debt securities, American Depositary
Receipts, European Depositary Receipts, securities and index futures contracts, forward foreign currency exchange contracts, exchange-traded foreign currency futures contracts, securities of other mutual funds, options (the Fund may purchase and sell put and call options), repurchase agreement transactions, securities purchased on a when-issued or forward commitment basis and money market securities. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy International Balanced Fund is subject to various risks, including the following:
* Call Risk
* Company Risk
* Credit Risk
* Currency Risk
* Diversification Risk
* Emerging Markets Risk
* Foreign Securities Risk
* Fund Risk
* Income Risk
* Inflation Risk
* Interest Rate Risk
* Large Company Risk
* Market Risk
* Mid Size Company Risk
* Sector Risk
* Securities Lending Risk
* Small Company Risk

A detailed description of these risks is set forth in "Defining Risks"
below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Mortgage Securities Fund:  The Fund seeks to achieve its goal of a high level of current income consistent with prudent investment risk by investing at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in mortgage-related securities. The
80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Fund's outstanding shares, but shareholders will be notified in writing at least 60 days prior to any change of this policy. Under this 80% investment policy the Fund invests a major portion of its assets in investment-grade securities representing interests in pools of mortgage loans, and in a variety of other mortgage-
related securities including CMOs and stripped mortgage-backed securities.

In selecting mortgage-related securities the sub-advisor considers a variety of factors, including prepayment risk, credit quality, liquidity, the collateral securing the underlying loan (for example, residential versus commercial real estate) and the type of underlying mortgage loan
(for example, a 30 year fully-amortized loan versus a 15 year fully-
amortized loan). The sub-advisor also takes into consideration current and expected trends in economic conditions, interest rates and the mortgage market and selects securities which, in its judgment, are likely to perform well in those circumstances.

The market for mortgage-related securities is generally liquid, but individual mortgage-related securities purchased by the Fund may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular mortgage-related securities or the broader mortgage securities market as a whole. In addition, the Fund may, at the time of purchase, invest up to
15% of its net assets in illiquid securities, and may also invest without limit in securities whose disposition is restricted under the federal securities laws but which have been determined by the sub-advisor to be liquid under liquidity guidelines adopted by the Fund's Board of Trustees.
Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or if the Fund bears the costs of registering such securities. The Fund may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. The sub-advisor continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid. This could result in more than 15% of the Fund's net assets being invested in illiquid securities.

Interests in pools of mortgage loans provide the security holder the right to receive out of the underlying mortgage loans periodic interest payments at a fixed rate and a full principal payment at a designated maturity or call date. Scheduled principal, interest and other payments on the underlying mortgage loans received by the sponsoring or guarantor entity are then distributed or "passed through" to security holders net of any service fees retained by the sponsor or guarantor. Additional payments passed through to security holders could arise from the prepayment of principal resulting from the sale of residential property, the refinancing of underlying mortgages, or the foreclosure of residential property. In
"pass through" mortgage loan pools, payments to security holders will depend on whether mortgagors make payments to the pooling entity on the underlying mortgage loans. To avoid this non-payment risk, the Fund may also invest in "modified pass through" mortgage loan pools which provide that the security holder will receive interest and principal payments regardless of whether mortgagors make payments on the underlying mortgage loans.

The Fund may invest in government or government-related mortgage loan pools or private mortgage loan pools. In government or government-related mortgage loan pools, the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal governmental guarantors of mortgage-related securities are the
Federal National Mortgage Association (FNMA) and the Federal Home Loan
Mortgage Corporation (FHLMC). FNMA and FHLMC generally guarantee payment of principal and interest on mortgage loan pool securities issued by certain pre-approved institutions (i.e., savings and loan institutions, commercial banks and mortgage bankers).

The Fund may also invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions. Mortgage pools created by these non-governmental entities offer a higher rate of interest than government or government related securities. Unlike government agency sponsored mortgage loan pools, payment of interest and payment to investors is not guaranteed.

The Fund may also invest a major portion of its assets in CMOs and stripped mortgage-backed securities. CMOs are debt obligations issued by both government agencies and private special-purpose entities that are collateralized by residential or commercial mortgage loans. Unlike traditional mortgage loan pools, CMOs allocate the priority of the distribution of principal and level of interest from the underlying mortgage loans among various series. Each series differs from another in terms of the priority right to receive cash payments from the underlying mortgage loans. Each series may be further divided into classes in which the principal and interest payments payable to classes in the same series may be allocated. For instance, a certain class in a series may have right of priority over another class to receive principal and interest payments.
Moreover, a certain class in a series may be entitled to receive only interest payments while another class in the same series may be only entitled to receive principal payments. As a result, the timing and the type of payments received by a CMO security holder may differ from the payments received by a security holder in a traditional mortgage loan pool.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest component only allows the security holder to receive the interest portion of cash payments, while the principal component only allows the security holder to receive the principal portion of cash payments.

The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years. In addition, the Fund may invest lesser portions of its assets in non-investment grade mortgage-
related securities, securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, certificates of deposits, bankers'
acceptances, investment-grade commercial paper, convertible and non-
convertible investment-grade and non-investment grade corporate debt securities, securities of other mutual funds, restricted and illiquid securities, direct mortgage investments, interest rate and other bond futures contracts, asset-backed securities, stripped asset-backed securities, when-issued or forward commitment transactions and mortgage dollar rolls. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-
dealers, banks and other institutions. In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Mortgage Securities Fund is subject to various risks, including the following:
* Call Risk
* Concentration Risk
* Credit Risk
* Diversification Risk
* Emerging Markets Risk
* Extension Risk
* Foreign Securities Risk
* Fund Risk
* Income Risk
* Inflation Risk
* Interest Rate Risk
* Market Risk
* Prepayment Risk

A detailed description of these risks is set forth in "Defining Risks"
below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Real Estate Securities Fund:  The Fund seeks to achieve its goal of total return through a combination of capital appreciation and current income by investing, under normal circumstances, at least 80% of the
Fund's net assets (exclusive of collateral received in connection with securities lending) in real estate and real estate-related securities. The
80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Fund's outstanding shares, but shareholders will be notified in writing at least 60 days prior to any change of this policy.

The Fund will primarily invest in real estate and real estate-related equity securities (including securities convertible into equity securities). The Fund does not invest directly in real estate.

"Real estate securities" include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include real estate investment trusts (REITs), real estate brokers and developers, real estate holding companies and publicly traded limited partnerships.

"Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, financial institutions that issue or service mortgages and resort companies.

Most of the Fund's real estate securities portfolio will consist of securities issued by REITs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. REITs may be characterized as equity REITs (i.e., REITs that primarily invest in fee ownership and leasehold ownership of land), mortgage REITs (i.e., REITs that primarily invest in mortgages on real estate) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. The Fund mostly invests in equity REITs but also invests lesser portions of its assets in mortgage REITs and hybrid REITs.
A REIT that meets the applicable requirements of the Internal Revenue Code of 1986 may deduct dividends paid to shareholders, effectively eliminating any corporate level federal tax. As a result, REITs distribute a larger portion of their earnings to investors than other corporate entities subject to the federal corporate tax.

The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations. The Fund's sub-advisor assesses an investment's potential for sustainable earnings growth over time. In selecting securities, the sub-advisor considers factors such as an issuer's financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market position.

In addition, the Fund may invest lesser portions of its assets in securities issued by companies outside of the real estate industry. The
Fund may also invest in non-real estate-related equity securities, convertible debt securities, investment-grade fixed income securities, securities of other mutual funds, repurchase agreement transactions, restricted and illiquid securities, stock index futures contracts, options
(the Fund may purchase and sell put and call options), American Depositary
Receipts, securities purchased on a when issued or forward commitment basis, and money market securities. To generate additional income, the
Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Real Estate Securities Fund is subject to various risks, including the following:
* Company Risk
* Concentration Risk
* Credit Risk
* Diversification Risk
* Extension Risk
* Fund Risk
* Income Risk
* Inflation Risk
* Interest Rate Risk
* Large Company Risk
* Market Risk
* Mid Size Company Risk
* Prepayment Risk
* Real Estate Risk
* REIT-Related Risk
* Sector Risk
* Securities Lending Risk
* Short-Term Trading Risk
* Small Company Risk

An investment in the Ivy Real Estate Securities Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in portfolio of securities selected form a greater number of issuers. The Fund is subject to limited portfolio risk because the Fund may invest in a smaller number of individual issuers than other portfolios.

As well, the value of the Fund's investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

A detailed description of these risks is set forth in "Defining Risks"
below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Value Fund:  The Fund seeks to achieve its goal of long-
term accumulation of capital by investing primarily in various types of equity securities such as common stock, preferred stock and securities convertible into equity securities of small capitalization companies.
Although a universal definition of small capitalization companies does not exist, the Fund generally defines small capitalization companies as those whose market capitalizations are similar to the market capitalizations of companies in the Russell 2000(c) Value Index. Under normal circumstances, at least 80% of the Fund's total assets (exclusive of collateral received in connection with securities lending) will be invested, at the time of purchase, in common stocks of small capitalization domestic companies and foreign issuers that are publicly traded in the United States. The 80%
investment policy is not fundamental, which means it may be changed without the vote of a majority of the Fund's outstanding shares, but shareholders will be notified in writing at least 60 days prior to any change of this policy. Some companies may outgrow the definition of a small capitalization company after the Fund has purchased their securities. These companies continue to be considered small for purposes of the Fund's minimum 80% allocation to small capitalization companies.
From time to time, the Fund will also invest a lesser portion of its assets in securities of mid and large capitalization companies (i.e., companies with market capitalizations larger than that defined above).

In selecting value stocks and other equity securities, the Fund's sub-
advisor primarily looks to equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that the sub-advisor believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services that may improve their business prospects or competitive position. In assessing relative value, the sub-
advisor will consider factors such as a company's ratio of market price to earnings, ratio of market price to book value, ratio of market price to assets, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, product pricing, quality of management and competitive market position. In seeking to achieve its investment objectives, the Fund may also invest in equity securities of companies that the sub-advisor believes show potential for sustainable earnings growth above the average market growth rate. The Fund's purchases of equity securities may include shares of common stock that are part of a company's initial public offering. In addition, the Fund may invest lesser portions of its assets in restricted and illiquid securities, convertible and non-convertible investment-grade and non-investment grade debt securities, securities of other mutual funds, foreign securities, warrants, repurchase agreement transactions, stock index futures contracts, options (the Fund may purchase and sell put and call options), when-issued or forward commitment transactions, index depositary receipts, and money market securities. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Small Cap Value Fund is subject to various risks, including the following:
* Company Risk
* Diversification Risk
* Fund Risk
* Inflation Risk
* Initial Public Offering Risk
* Market Risk
* Mid Size Company Risk
* Sector Risk
* Securities Lending Risk
* Short-Term Trading Risk
* Small Company Risk
* Value Stock Risk

A detailed description of these risks is set forth in "Defining Risks"
below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Value Fund:  The Fund seeks to achieve its goal of long-term accumulation of capital by investing, for the long term, in the common stocks of large-cap U.S. and foreign companies. The Fund seeks to invest in stocks that are, in the opinion of WRIICO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund typically invests in large-cap companies, it may invest in securities of any size company.

WRIICO utilizes both fundamental research and quantitative analysis to identify securities for the Fund. The Fund will typically invest in core value stocks:  stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. The Fund may also invest in growth stocks that are, in WRIICO's opinion, temporarily undervalued.

WRIICO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process.
It considers numerous factors in its analysis of issuers and stocks, including the following:

    -- intrinsic value of the company not reflected in stock price
    -- historical earnings growth
    -- future expected earnings growth
    -- company's position in its respective industry
    -- industry conditions
    -- competitive strategy
    -- management capabilities
    -- free cash flow potential

The Fund will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or its has performed below WRIICO's expectations.

When WRIICO believes that a temporary defensive position is desirable, the
Fund may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. government securities) or preferred stocks, or both. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Value Fund is subject to various risks, including the following:
* Company Risk
* Diversification Risk
* Foreign Securities Risk
* Fund Risk
* Inflation Risk
* Large Company Risk
* Manager Risk
* Market Risk
* Mid Size Company Risk
* Sector Risk
* Securities Lending Risk
* Small Company Risk
* Short-Term Trading Risk
* Value Stock Risk

A detailed description of these risks is set forth in "Defining Risks"
below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

All Funds

Although the Funds do not pursue an investment strategy of active and frequent trading of portfolio securities, each Fund makes changes in its portfolio securities which are considered advisable in light of market conditions. Portfolio turnover rates may therefore vary greatly from year to year. To the extent a Fund experiences high rates of portfolio turnover, it will incur correspondingly greater brokerage commission expenses, which may reduce investment returns. Higher rates of portfolio turnover may also result in larger capital gains distributions, which are taxable to Fund shareholders.

Defining Risks

*  Call Risk - is the risk that securities with high interest rates (or other attributes that increase debt cost) will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. In general, an issuer will call its debt securities if they can be refinanced by issuing new securities with a lower interest rate. The
   Fund is subject to the possibility that during periods of falling interest rates, an issuer will call its securities. As a result, the
   Fund would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline of the Fund's income.
*  Company Risk - is the risk that individual securities may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.
*  Concentration Risk - is the risk that the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Fund is subject to concentration risk if the Fund invests more than 25% of its total assets in a particular industry.

*  Credit Risk - is the risk that an issuer of a REIT or debt security
   (including mortgage-backed securities) will not make payments on the security when due, or that the other party to a contract will default on its obligation. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the Fund. Also, a change in the quality rating of a REIT security or a debt security can affect the security's liquidity and make it more difficult to sell. The Fund may attempt to minimize credit risk by investing in debt securities and other fixed income obligations considered at least investment grade at the time of purchase. However, all of these securities and obligations, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations. If the Fund purchases unrated securities and obligations, it will depend on its investment advisor's or sub-advisor's analysis of credit risk more heavily than usual.

*  Currency Risk - is the risk that changes in foreign currency exchange rates will increase or decrease the value of foreign securities or the amount of income or gain received on such securities. A strong U.S.
   dollar relative to these other currencies will adversely affect the value of the Fund. Attempts by the Fund to minimize the effects of currency fluctuations through the use of foreign currency hedging transactions may not be successful or the Fund's hedging transactions may cause the Fund to be unable to take advantage of a favorable change in the value of foreign currencies.

*  Diversification Risk - is the risk that the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a more diversified investment portfolio. The Fund is subject to diversification risk if the Fund may invest more than 5% of its total assets in the securities of a single issuer with respect to
   25% of its total investment portfolio (a Fund is considered diversified, as defined in the Investment Company Act of 1940, if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio).

*  Emerging Markets Risk - is the risk that the value of securities issued by companies located in emerging market countries may be subject to greater volatility than foreign securities issued by companies in developed markets. Risks of investing in foreign securities issued by companies in emerging market countries include, among other things, greater social, political and economic instability, lack of liquidity and greater price volatility due to small market size and low trading volume, certain national policies that restrict investment opportunities and the lack of legal structures governing private and foreign investment and private property.

*  Extension Risk - is the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.
   Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

*  Foreign Securities Risk - is the risk that the value of foreign companies or foreign government securities held by the Fund may be subject to greater volatility than domestic securities. Risks of foreign securities include, among other things:

      Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of the security, the difficulty of predicting international trade patterns, the possibility of exchange controls, expropriation, limits on currency removal or
      nationalization of assets.

      Foreign Tax Risk. The Fund's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties. To the extent foreign income taxes are paid by the Fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes.

      Foreign Investment Restriction Risk. Some countries, particularly emerging market countries, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

      Foreign Securities Market Risk. Securities of many foreign companies may be less liquid and their prices more volatile than securities of domestic companies. Securities of companies traded outside the U.S. may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities.
      Moreover, foreign stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the
      U.S. In addition, there may be delays in the settlement of foreign stock exchange transactions.
      Information and Remedies Risk. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to domestic companies. As a result, less information may be available to investors concerning foreign issuers. In addition, the Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with domestic companies in domestic courts.

*  Fund Risk - is the risk that Fund performance may not meet or exceed that of the market as a whole. The performance of the Fund will depend on the Fund's investment advisor or sub-advisor's judgment of economic and market policies, trends in investment yields and monetary policy. Due to its active management, the Fund could under perform other mutual funds with similar investment objectives or the market generally.

*  Income Risk - is the risk that the Fund may experience a decline in its income due to falling interest rates.

*  Inflation Risk - is the risk that even if the principal value of an investment in the Fund remains constant or increases, or the income from the investment remains constant or increases, their real value may be less in the future because of inflation. Thus, as inflation occurs, the purchasing power of an investor's Fund shares may decline, even if their value in dollars increases.

*  Initial Public Offering Risk -- is the risk that the Fund will not be able to sustain the positive effect on performance that may result from investments in initial public offerings (IPOs). Investments in IPOs can have a significant positive impact on the Fund's performance. The positive effect of investments of IPOs may not be sustainable because of a number of factors. The Fund may not be able to buy shares in some
   IPOs, or may be able to buy only a small number of shares. Also, the
   Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Fund grows.

*  Interest Rate Risk - is the risk that the value of a debt security, mortgage-backed security or fixed income obligation (including mortgage
   REITs) will decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

   As a rule of thumb, a portfolio of debt, mortgage-related and asset-
   backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates.
   "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.
   Ivy Bond Fund expects that under normal circumstances the effective duration of its portfolio will range from four to seven years. Ivy
   International Balanced Fund expects that under normal circumstances the effective duration of its portfolio will range from three to six years.
   Ivy Mortgage Securities Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years.

*  Large Company Risk - is the risk that a portfolio of large capitalization company securities may underperform the market as a whole.

*  Market Risk - is the risk that equity securities are subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such equity securities may underperform the market as a whole.

*  Mid Size Company Risk - is the risk that securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

*  Prepayment Risk - is the risk that falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This occurs because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including mortgage
   REITs). The Fund (or REIT) must reinvest the prepayments at a time when interest rates of new mortgage investments are falling, reducing the income of the Fund (or potentially reducing the portion of the REIT's income distributable to the Fund). In addition, when interest rates fall, prices of mortgage-backed securities may not rise as much as for other types of comparable securities because investors may anticipate an increase in mortgage prepayments.

*  REIT-Related Risk - is the risk that the value of the Fund's REIT securities will be adversely affected by changes in the value of the underlying property. In addition, the value of equity or mortgage REIT's could be adversely affected if the REIT fails to qualify for tax-free pass through income under the Internal Revenue Code of 1986 (as amended), or maintain its exemption from registration under the
   Investment Company Act of 1940.

*  Sector Risk - is the risk that the securities of companies within specific industries or sectors of the economy can periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a company.

*  Securities Lending Risk - is the risk that the Fund may experience a delay in the recovery of loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the Fund enters into loan arrangements only with institutions that the Fund's investment advisor or sub-advisor has determined are creditworthy.

*  Short-Term Trading Risk - is the risk that a Fund may trade securities frequently and hold securities in its portfolio for one year or less.
   Frequent purchases and sales of securities will increase the Fund's transaction costs. Factors that can lead to short-term trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Fund's market capitalization target, and the need to sell a security to meet redemption activity.

*  Small Company Risk - is the risk that equity securities of small capitalization companies (including small capitalization REIT's) are subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

*  Value Stock Risk -- is the risk that the value of security believed by
   WRIICO or a sub-advisor to be undervalued may never reach what is believed to be is its full value, or that such security's value may decrease.

YOUR ACCOUNT

Choosing a Share Class

Each class of shares offered in this prospectus has its own sales charge, if any, and expense structure. The decision as to which class of shares of a Fund is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. If you are investing a lesser amount, you may want to consider
Class B shares (if investing for at least seven years) or Class C shares
(if investing for less than seven years). Class B and Class C shares are not available for investments of $2 million or more. Class Y shares are designed for institutional investors and others investing through certain intermediaries.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

          General Comparison of Class A, Class B and Class C Shares

Class A               Class B                   Class C
Initial sales         No initial sales          No initial sales
charge                charge                    charge
No deferred sales     Deferred sales            A 1% deferred
charge[1]             charge on shares you      sales charge on
                      sell within six           shares you sell
                      years after purchase      within twelve
                                                months after
                                                purchase
Maximum               Maximum distribution      Maximum
distribution and      and service (12b-1)       distribution and
service (12b-1)       fees of 1.00%             service (12b-1)
fees of 0.25%                                   fees of 1.00%
For an investment     Converts to Class A       Does not convert
of $2 million or      shares 8 years after      to Class A shares,
more, only Class A    the month in which        so annual expenses
shares are            the shares were           do not decrease
available             purchased, thus
                      reducing future
                      annual expenses
                      For an investment of
                      $300,000 or more,
                      your financial
                      advisor typically
                      will recommend
                      purchase of Class A
                      shares due to a
                      reduced sales charge
                      and lower annual
                      expenses

[1]A 1% CDSC may apply to purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

Each Fund has adopted a Distribution and Service Plan (Plan) pursuant to
Rule 12b-1 under the Investment Company Act of 1940, as amended (1940 Act)
for each of its Class A, Class B, Class C, and Class Y shares. Under the
Class A Plan and Class Y Plan, a Fund may pay Ivy Funds Distributor, Inc.
(IFDI) a fee of up to 0.25%, on an annual basis, of the average daily net assets of that class. This fee is to reimburse and/or compensate IFDI for, either directly or through third parties, distributing the shares of that class, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class. Under the Class B Plan and the Class C Plan, each Fund may pay IFDI, on an annual basis, a service fee of up to 0.25% of the average daily net assets of that class to compensate IFDI for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of that class to compensate
IFDI for, either directly or through third parties, distributing shares of that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to IFDI by any Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by IFDI with respect to the Fund's Class B or Class C shares would exceed the maximum amount of such charges that
IFDI is permitted to receive under the NASD rules as then in effect.

Because the fees of a class are paid out of the assets of that class on an ongoing basis, over time such fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below. As noted, Class A shares pay an annual 12b-1 fee of up to 0.25% of average
Class A net assets. The ongoing expenses of this class are lower than those for Class B or Class C shares and typically higher than those for
Class Y shares.

                                              Sales
                              Sales          Charge as      Reallowance to
   Size of Purchase        Charge as        Approximate       Dealers as
                           Percent of       Percent of        Percent of
                            Offering          Amount           Offering
                             Price           Invested            Price
under $100,000                5.75%            6.10%             5.00%
$100,000 to less than         4.75             4.99              4.00
$200,000
$200,000 to less than         3.50             3.63              2.80
$300,000
$300,000 to less than         2.50             2.56              2.00
$500,000
$500,000 to less than         1.50             1.52              1.20
$1,000,000
$1,000,000 to less than       1.00             1.01              0.75
$2,000,000
$2,000,000 and over           0.00[1]          0.00[1]           0.50

[1]  No sales charge is payable at the time of purchase on investments of
$2 million or more, although for such investments the Fund may impose a
CDSC of 1.00% on certain redemptions made within twelve months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed.
Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

IFDI or its affiliates may pay additional compensation from its own resources to securities dealers based upon the value of shares of a Fund owned by the dealer for its own account or for its customers, including compensation for shares of the Funds purchased by customers of such dealers without payment of a sales charge. Please see the SAI for additional disclosure regarding dealer compensation for all classes.

Sales Charge Reductions and Waivers

Lower sales charges are available by:

* Combining additional purchases of Class A shares of any of the funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios, Inc.,
  except Class A shares of Ivy Money Market Fund unless acquired by exchange for Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the net asset value (NAV) of Class A shares already held (Rights of Accumulation)[2]

* Grouping all purchases of Class A shares of the funds referenced above, except shares of Ivy Money Market Fund, made during a thirteen-month period (Letter of lntent)

* Grouping purchases by certain related persons

Additional  information  and  applicable  forms  are  available  from  your financial advisor.

[2]Clients  of Waddell  &  Reed, Inc.  and Legend  Equities  Corporation
   (Legend) may also combine purchases of Class A shares  of any of the funds in the Waddell & Reed  Advisors Family of Funds, except Class A shares  of
   Waddell & Reed Advisors Cash Management, Inc.

Sales Charge Waivers for Certain Investors

Class A shares may be purchased at NAV by:

* Shareholders investing through certain investment advisors and financial planners who charge a management, consulting or other fee for their services

* The Trustees and officers of the Ivy Fund, the Directors and officers of
  Ivy Funds, Inc. or of any affiliated entity of WRIICO, employees of IFDI and its affiliates, financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals

* Until December 31, 2003, clients of Legend if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Ivy Family of Funds or the Waddell & Reed Advisors Funds and
  the purchase is made within sixty (60) days of such redemption

* Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees that are participants, and the shares are held in individual plan participant accounts on the Fund's records

* The Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class
  B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group
  Systematic Investment Program" in the SAI.

* Friends of the Firm which include certain persons who have an existing relationship with IFDI or any of its affiliates

You will find more information in the Fund's SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge. A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A shares and paid to IFDI, as further described below. The purpose of the CDSC is to compensate IFDI for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or certain Class A shares. The
CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed.
Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, a Fund, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

Class B shares are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. As noted above,
Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets.
Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares, and any dividends and distributions paid on such shares, automatically convert to Class A shares eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The conversion from Class B shares to Class A shares is not considered a taxable event for Federal income tax purposes.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC identified below.

 CDSC on Shares Sold Within Year   As % of Amount Subject to Charge
              1                                    5.0%
              2                                    4.0%
              3                                    3.0%
              4                                    3.0%
              5                                    2.0%
              6                                    1.0%
              7+                                   0.0%

In the table, a year is a 12-month period. In applying the CDSC, all purchases are considered to have been made on the first day of the month in which the purchase was made. For example, if a shareholder opens an account on November 14, 2003, then redeems all Class B shares on November
12, 2004, the shareholder will pay a CDSC of 4%, the rate applicable to redemptions made within the second year of purchase.

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed. For purposes of the CDSC, purchases of Class C shares within a month will be considered as being purchased on the first day of the month. As noted above, Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class; therefore, if you anticipate holding the shares for seven years or longer, Class C shares may not be appropriate.

The CDSC will not apply in the following circumstances:

* redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to IFDI

* redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Internal Revenue Code of 1986, as amended (Code), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper

* redemptions of shares purchased by current or retired Trustees of the
  Funds, Directors of affiliated companies, current or retired officers of the Funds, employees of IFDI and its affiliates, financial advisors of
  Waddell & Reed and its affiliates, and by the members of the immediate families of such persons

* redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund (The service and this exclusion from the CDSC do not apply to a one-time withdrawal)

* redemptions the proceeds of which are reinvested within forty-five (45)
  days in shares of the same class of the Fund as that redeemed

* for Class C shares, redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services

* the exercise of certain exchange privileges

* redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate NAV of the shares is less than
  $500

* redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or redemptions by a former shareholder of such investment company of shares of the Fund acquired pursuant to such reorganization

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which requires certain notice.

Class Y shares are not subject to a sales charge. Class Y shares pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Class Y shares are only available for purchase by:

* participants of employee benefit plans established under section 403(b)
  or section 457, or qualified under section 401 of the Code, including
  401 (k) plans, when the plan has 100 or more eligible employees that are participants and holds the shares in an omnibus account on the Fund's records, and an unaffiliated third party provides administrative, distribution and/or other support services to the plan

* banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund's records, and to which entity an unaffiliated third party provides administrative, distribution and/or other support services

* government entities or authorities and corporations whose investment within the first twelve months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services

* certain retirement plans and trusts for employees of Waddell & Reed and its affiliates

Ways to Set Up Your Account

The different ways to set up (register) your account are listed below.

Individual or Joint Tenants
For your general investment needs
Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization
For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans
To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and
Coverdell Education Savings Accounts) may be tax-deductible.

*   Individual Retirement Accounts (IRAs) allow certain individuals under age 70 1/2, with earned income, to invest up to the Annual Dollar Limit per year. For the 2002 through 2004 calendar years, the Annual Dollar
    Limit is $3,000. For individuals who have attained age 50 by the last day of the calendar year for which a contribution is made, the Annual
    Dollar Limit also allows a catch-up contribution. The maximum annual catch-up contribution is $500 for the 2002 through 2005 calendar years.
    An individual's maximum IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a Roth IRA for that year. The maximum annual contribution for an individual and his or her spouse is two times the Annual Dollar Limit or, if less, the couple's combined earned income for the tax year.

*   IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.

*   Roth IRAs allow certain individuals to make nondeductible
    contributions up to the Annual Dollar Limit per year (as identified above). The maximum annual contribution for an individual and his or her spouse is two times the Annual Dollar Limit or, if less, the couple's combined earned income for the taxable year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.

*   Coverdell Education Savings Accounts (formerly, Education IRAs) are established for the benefit of a minor, with nondeductible contributions up to $2000 per taxable year, and permit tax-free withdrawals to pay the qualified education expenses of the beneficiary.

*   Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees)
    with many of the same advantages and contribution limits as a profit sharing plan but with fewer administrative requirements.

*   Savings Incentive Match Plans for Employees (SIMPLE Plans) can be
    established by small employers to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other qualified plans.

*   Keogh Plans allow self-employed individuals to make tax-deductible contributions for themselves of up to 100% of their adjusted annual earned income, with a maximum of $40,000.

*   Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees'
    wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.

*   403(b) Custodial Accounts are available to employees of public school systems, churches and certain types of charitable organizations.

*   457 Accounts allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.

Gifts or Transfers to a Minor
To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $11,000 a year per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

Trust
For money being invested by a trust

The trust must be established before an account can be opened, or you may use a trust form made available by IFDI. Contact your financial advisor for the form.

Buying Shares

You may buy shares of each of the Funds through IFDI and through third parties that have entered into selling arrangements with IFDI. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have.

By mail:  To purchase any class of shares by check, make your check payable to Ivy Funds Distributor, Inc. Mail the check, along with your completed application, to:

                        Ivy Funds Distributor, Inc.
                             P. 0. Box 29217
                         Shawnee Mission, Kansas
                               66201-9217

By wire:  To purchase shares of the Fund by wire, you must first obtain an account number by calling 800-777-6472, then mail a completed application to IFDI at the above address, or fax it to 800-532-2749.
Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695,
DDA Number 98-0000-797-8.

The price to buy a share of a Fund, called the offering price, is calculated every business day.

The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the applicable sales charge.

In the calculation of a Fund's NAV:

* The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

* Bonds are generally valued according to prices quoted by an independent pricing service.

* Short-term debt securities are valued at amortized cost, which approximates market value.

* Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of a Fund's Board of
  Trustees.

Each Fund is open for business every day the New York Stock Exchange
(NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

As noted, some of the Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Fund shares may be significantly affected on days when a Fund does not price its shares and when you are not able to purchase or redeem a Fund's shares.
Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of each Fund's
Board of Trustees.

When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

* All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

* If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Ivy Family of Funds, the payment may be delayed for up to ten (10) days from the date of purchase to ensure that your previous investment has cleared.

* If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a
  Fund at that day's price.

* Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing
  Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

When you sign your account application, you will be asked to certify that your Social Security number or other taxpayer number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

IFDI reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Minimum Investments

For Class A, Class B and Class C:
To Open an Account                             $500 (per Fund)
For certain exchanges                          $100 (per Fund)
For certain retirement accounts and accounts
opened with Automatic Investment Service        $50 (per Fund)
For certain retirement accounts and accounts
opened through payroll deductions               $25 (per Fund)
To Add to an Account                                Any amount
For certain exchanges                          $100 (per Fund)
For Automatic Investment Service                $25 (per Fund)
For Class Y:
To Open an Account
For a government entity or authority               $10 million
or for a corporation              (within first twelve months)
For other eligible investors                        Any amount
To Add to an Account                                Any amount
Adding to Your Account

Subject to the minimums described above, you can make additional investments of any amount at any time.

By mail:  Make your check payable to Ivy Funds Distributor, Inc. Mail the check to IFDI, along with the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement, or a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

By wire:  Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA
Number 101000695, DDA Number 98-0000-797-8.

By Automatic Investment Method:  You can authorize to have funds electronically drawn each month from your bank account through Electronic
Funds Transfer ("EFT") and invested as a purchase of shares into your Fund account. Complete the appropriate sections of the Account Application.

If you purchase shares of the Fund from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of the Fund) is the NAV per share of that Fund class, subject to any applicable CDSC.

By mail:  Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

* the name on the account registration

* the Fund's name

* the account number

* the dollar amount or number, and the class, of shares to be redeemed

* any other applicable requirements listed in the table under "Special
  Requirements for Selling Shares."

Deliver the form or your letter to:

                            Ivy Client Services
                   c/o Waddell & Reed Services Company
                             P. O. Box 29217
                         Shawnee Mission, Kansas
                               66201-9217

Unless otherwise instructed, a check will be sent to the address on the account. For your protection, the address of record must not have been changed within 30 days prior to your redemption request.

The Fund will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your Class A or Class Y shares of Ivy International Balanced Fund after holding them less than 30 days.
These fees are paid to the Fund, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short term shareholder trading.

If you bought your shares on different days, the "first-in, first-out"
(FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to shares that were acquired through reinvestment of distributions and generally is waived for shares purchased through certain retirement and educational plans, and programs and through certain fee-
based asset allocation programs. In addition, the fee waiver does not apply to any IRA or SEP-IRA accounts. The Funds reserve the right to modify the terms of or terminate the redemption/exchange fee at any time.

By telephone:  If you have elected this method in your application or by subsequent authorization, call 800-777-6472, or fax your request to
800-532-2749, and give your instructions to redeem your shares. For deposit to your predesignated bank account you may receive your proceeds by wire (requires a $1,000 minimum redemption amount, a $10 wire fee, and is available only in the
Ivy Money Market), or by direct Automated Clearing House(ACH). You may also request a check be sent to you at the address on the account (provided the address has been unchanged for at least 30 days). For your protection, banking wire information must be established on your account for a minimum of 30 days before a wire redemption will be processed. Requests by telephone can only be accepted for amounts up to $50,000.

By Internet:  You need to have selected the Internet option on your
Account Application. Once your request for this option has been processed
(which may take up to 10 days), you may place your redemption order at
www.ivyfunds.com. For your protection, your redemption proceeds will be mailed to your address of record, which may not have been changed within
30 days prior to your redemption request and such redemptions can only be accepted for amounts up to $50,000.

When you place an order to sell shares, your shares will be sold at the next NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Ivy Client Services (on behalf of Waddell & Reed Services Company) at the address listed above.
Note the following:

* If more than one person owns the shares, each owner must sign the written request.

* If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored.
  If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten (10) days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.

* Redemptions may be suspended or payment dates postponed on days when the
  NYSE is closed (other than weekends or holidays), when trading on the
  NYSE is restricted or as permitted by the Securities and Exchange
  Commission.

* Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the
  Fund's Board of Trustees determines that conditions exist making cash payments undesirable. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

* If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed
  Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

* Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing
  Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

Important Information about the Redemption/Exchange Fee

Ivy International Balanced Fund will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your Class A shares or
Class Y shares after holding them less than 30 days. These fees are paid to the
Fund rather than to WRIICO, and are designed to offset the brokerage commissions, market impact and other costs associated with fluctuations in fund asset levels and cash flow caused by short term shareholder trading.

If you bought your shares on different days, the "first-in, first-out" (FIFO)
method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to shares that were acquired through reinvestment of distributions and generally is waived for shares purchased through certain retirement and educational plans, and through certain third party fee-based asset allocation programs. (Before purchasing
Class A or Class Y shares, please check with your account representative concerning the availability of the fee waiver.)  In addition, the fee waiver does not apply to any IRA or SEP-IRA accounts. The Funds reserve the right to modify the terms of or terminate the redemption/exchange fee at any time.

Special Requirements for Selling Shares

Account Type                 Special Requirements
Individual or    The written instructions must be signed by all
Joint Tenant     persons required to sign for transactions,
                 exactly as their names appear on the account.
Sole             The written instructions must be signed by the
Proprietorship   individual owner of the business.
UGMA, UTMA       The custodian must sign the written
                 instructions indicating capacity as custodian.
Retirement       The written instructions must be signed by a
Account          properly authorized person.
Trust            The trustee must sign the written instructions
                 indicating capacity as trustee. If the
                 trustee's name is not in the account
                 registration, provide a currently certified
                 copy of the trust document.
Business or      At least one person authorized by corporate
Organization     resolution to act on the account must sign the
                 written instructions.
Conservator,     The written instructions must be signed by the
Guardian or      person properly authorized by court order to
Other Fiduciary  act in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

* a redemption request made by a corporation, partnership or fiduciary

* a redemption request made by someone other than the owner of record

* the check is made payable to someone other than the owner of record

This requirement is to protect you and the Funds from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

Each Fund reserves the right to redeem at NAV all of your Fund shares in your account if the aggregate NAV of those shares is less than $500. The
Fund will give you notice and sixty (60) days to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares in that Fund to $500. These redemptions will not be subject to a CDSC. The
Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $500 due to market forces.

You may reinvest, without charge, all or part of the amount of Class A shares of a Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within forty-five (45) days after the date of your redemption. You may do this only once with Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class
B or Class C shares of a Fund which are redeemed and then reinvested in shares of the same class of the Fund within forty-five (45) days after such redemption. IFDI will, with your reinvestment, restore an amount equal to the CDSC attributable to the amount reinvested by adding the CDSC amount to your reinvestment. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once as to Class B shares of a Fund and once as to Class C shares of a
Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Payments of principal and interest on loans made pursuant to a 401 (a)
qualified plan (if such loans are permitted by the plan) may be reinvested, without payment of a sales charge, in Class A shares of any of the Funds in which the plan may invest.

Telephone Transactions

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine.
Waddell & Reed Services Company (WRSCO), the Funds' transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If WRSCO fails to do so, WRSCO may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

We provide a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service.
Additionally, a toll-free call, 800-777-6472, connects you to a Client
Services Representative or our automated customer telephone service.
During normal business hours, our Client Services staff is available to answer your questions or update your account records. At almost any time of the day or night, you may access your account information from a touch-
tone phone, or from our web site,  www.ivyfunds.com, to:

* obtain information about your accounts

* obtain price information about other funds in the Ivy Family of Funds

* obtain a Fund's current prospectus

* request duplicate statements

* transact certain account activity, including exchange privileges and redemption of shares

Reports

Statements and reports sent to you include the following:

* confirmation statements (after every purchase, other than those purchases made through Automatic Investment Service, and after every exchange, transfer or redemption)

* year-to-date statements (quarterly)

* annual and semiannual reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of the most recent prospectus, annual and semiannual reports of the Funds may be mailed to Shareholders having the same last name and address in the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client
Services if you need additional copies.

Exchanges

Except as otherwise noted, you may sell your shares and buy shares of the same Class of another Fund in the Ivy Family of Funds without the payment of an additional sales charge if you exchange Class A shares or without payment of a CDSC when you exchange Class B or Class C shares. For Class B and Class C shares, or Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. You may sell your Class Y shares of any of the Funds and buy Class Y shares of another
Fund.

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of
Funds may only be sold within the United States and the Commonwealth of
Puerto Rico, except that Ivy Cundill Global Value Fund, Ivy Global Natural
Resources Fund and Ivy Pacific Opportunities Fund are not eligible for sale in the Commonwealth of Puerto Rico. Note that exchanges out of a Fund may have tax consequences for you. Before exchanging into a Fund, read its prospectus.

How to Exchange

By mail:  Send your written exchange request to Ivy Client Services at the address under "Buying Shares" and "Selling Shares."

By telephone:  Call IFDI at 800-777-6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IFDI employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or
IFDI may be liable for any losses due to unauthorized or fraudulent telephone instructions.

By Internet:  You will be allowed to exchange by Internet if (1) you can provide proper identification information; and (2) you have established the Internet trading option.

Redemption/Exchange Fee

The Fund will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your Class A or Class Y shares of Ivy International Balanced Fund after holding them less than 30 days.
These fees are paid to the Fund, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short term shareholder trading.

Important Exchange Information

* You must exchange into the same share class you currently own (except that you may exchange Class Y shares of any of the Funds for Class A shares of Ivy Money Market Fund).

* Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

* It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short term market fluctuations. The
  Funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used.

Automatic Transactions for Class A, Class B and Class C Shareholders

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment
Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Systematic Withdrawal Plan lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service
To move money from your bank account to an existing Fund account

          Minimum Amount        Minimum Frequency
          $25 (per Fund)            Monthly

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, Ivy Balanced Fund, Ivy International Balanced Fund, Ivy Real
Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund,
distributes net investment income quarterly in March, June, September and
December. Ivy Bond Fund and Ivy Mortgage Securities Fund declare dividends from net investment income daily and pay them monthly. Net capital gains
(and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

Distribution Options. When you open an account, you may specify on your application how you want to receive your distributions. Each Fund offers two options:

1. Share Payment Option. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is equal to or greater than five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the Fund.

For retirement accounts, all distributions are automatically paid in additional shares.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a retirement account or other tax-
advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. You may be subject to tax as a result of income generated at the Fund level, to the extent the Fund makes actual or deemed distributions of such income to you. Dividends from the Fund's investment company taxable income (which includes net short-term capital gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains, as described below. Distributions of the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of
15% for noncorporate shareholders. As a result of changes made by the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders is taxed as net capital gain. The portion of the dividends that the Fund pays which is attributable to qualified dividend income received by the Fund will qualify for such treatment in the hands of noncorporate shareholders of the Fund.

Each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

A portion of the dividends paid by a Fund, whether received in cash or paid in additional Fund shares, may be eligible for the dividends received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the Federal alternative minimum tax.

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid).

An exchange of Fund shares for shares of any other fund in the Ivy Family of Funds generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within ninety (90) days after your purchase and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in the Ivy Family of Funds without paying a sales charge due to the forty-five (45) day reinvestment privilege or exchange privilege.
See Your Account - Selling Shares. In these cases, any gain on the disposition of the original Class A Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if you purchase shares of a
Fund within thirty (30) days before or after redeeming other shares of the
Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis of the newly purchased shares.

Withholding. Each Fund must withhold a portion of all dividends and capital gains distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate is also required from dividends and capital gains distributions payable to shareholders who are otherwise subject to backup withholding.

State and local income taxes. The portion of the dividends a Fund pays that is attributable to interest earned on U.S. Government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability in your state and locality of dividends and other distributions by the Funds.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders; you will find more information in the SAI There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

The Management of the Funds

Portfolio Management

WRIICO provides investment advisory services to the Funds. WRIICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee-Mission,
Kansas 66201-9217. WRIICO is an SEC-registered investment advisor with approximately $1.6 billion in assets under management as of December 31, 2002.
All the Funds pay WRIICO a fee that is equal to the following percentages of the Funds' respective average net assets as listed below. WRIICO uses a portion of the applicable fee to pay a Fund's sub-advisor, if any.

Fund Name                      Fee Payable to WRIICO as a Percentage
                                 of the Fund's Average Net Assets
Ivy Bond Fund                                     0.53%
Ivy International Balanced Fund                   0.70%
Ivy Mortgage Securities Fund                      0.50%
Ivy Value Fund                                    0.70%
Ivy Real Estate Securities Fund                   0.90%
Ivy Small Cap Value Fund                          0.85%
Ivy Balanced Fund                                 0.70%

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment advisor  located at 400 Robert Street North, St. Paul,
Minnesota 55101, serves as investment sub-advisor to Ivy Real Estate
Securities Fund, Ivy Mortgage Securities Fund and Ivy Bond Fund under an agreement with WRIICO. Since its inception in 1994, Advantus Capital has provided investment advisory services for mutual funds and has managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life).  Both
Advantus Capital and Minnesota Life are wholly-owned subsidiaries of
Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.
Personnel of Advantus Capital also manage Minnesota Life's investment portfolio. Advantus Capital had approximately $13 billion in assets under management as of June 30, 2003.

Templeton Investment Counsel, LLC (Templeton Counsel), an SEC-registered investment advisor located at 500 East Broward Boulevard, Fort Lauderdale,
Florida 33394 serves as investment sub-advisor to the Ivy International
Balanced Fund under an agreement with WRIICO. Templeton Counsel provides investment advice, and generally conducts the investment management program for the Fund.

State Street Research & Management Company (State Street Research), an
SEC-registered investment advisor located at One Financial Center, Boston,
Massachusetts  02111 serves as investment sub-advisor to the Ivy Small Cap
Value Fund under an agreement with WRIICO. State Street Research provides investment advice, and generally conducts the investment management program for  the Fund. At September 30, 2003, State Street Research had
approximately $40.6 billion in assets under management.

The following persons serve as the primary portfolio managers for the
Funds:
FUND	SUB-ADVISOR	PORTFOLIO MANAGER AND TITLE	PRIMARY PORTFOLIO MANAGER SINCE	BUSINESS EXPERIENCE DURING PAST FIVE YEARS
Bond Fund	Advantus Capital	Christopher R. Sebald Portfolio Manager	Portfolio Manager to predecessor fund since August 14, 2003	Senior Vice President and Lead Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003; Senior Vice President and Portfolio manager, AEGON USA Investment Management, 2000 throughJuly 2003; Director of Portfolio Management, GMAC-RFC, January 1998 through July 2000

International Balanced Fund	Templeton Counsel	Edgerton Tucker Scott III Co-Portfolio Manager (equity portfolio) Alexander C. Calvo Co-Portfolio Manager (fixed income portfolio)	Portfolio Manager to predecessor fund since June 2000 Portfolio Manager to predecessor fund since December 2001

Vice President and Research Analyst, Templeton Investment Counsel, LLC

Senior Vice President and Director of the International Bond Department, Franklin Advisors, Inc.; Portfolio Manager and Director of Research of the International Bond Department, Franklin Templeton Investments

Mortgage Securities	Advantus Capital	Christopher R. Sebald Portfolio Manager	Portfolio Manager to predecessor fund since August 14, 2003	Senior Vice President and Lead Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003; Senior Vice President and Portfolio manager, AEGON USA Investment Management, 2000 throughJuly 2003; Director of Portfolio Management, GMAC-RFC, January 1998 through July 2000

Value Fund		Matthew T. Norris Portfolio Manager	Portfolio Manager to predecessor fund since July 21, 2003

Portfolio Manager with Waddell & Reed Ivy Investment Company since July 2003; Portfolio Manager for Advantus Capital from January 2000 to June 2003; Analyst from December 1997 to January 2000, with Advantus Capital

Real Estate Securities Fund	Advantus Capital	Joseph R. Betlej Portfolio Manager	Portfolio Manager to predecessor fund since February 25, 1999	Vice President and Investment Officer of Advantus Capital

Small Cap Value Fund	State Street Research	John Burbank Portfolio Manager	Portfolio Manager to predecessor fund since May 1, 2001	Senior Vice President, State Street Research

Balanced Fund		Cynthia P. Prince-Fox Portfolio Manager	Portfolio Manager to predecessor fund since May 1, 2003

Senior Vice President, WRIICO and WRIMCO; Co-Chief Investment Officer, Vice President and Portfolio Manager for Austin, Calvert & Flavin, Inc.; From January 1993 to March 1998, Vice President and Portfolio Manager, Waddell & Reed Asset Management Company

                            FINANCIAL HIGHLIGHTS

The following information is to help you understand the financial performance of Class A shares of each Fund for the fiscal periods shown. The information shown is that of Class A shares of the respective
Advantus Fund ("predecessor fund") for periods prior to the date of this
Prospectus. Information is not shown for Class B, Class C and
Class Y shares because all assets of each predecessor fund, Classes A, B and C, merged into Class A shares of the respective Ivy Fund. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information is included in a Fund's financial statements, which, except for the six-month period ended
March 31, 2003, have been audited by KPMG LLP, independent
accountants, whose report, along with the Fund's financial statements, is included in the annual report of the predecessor fund. The annual report contains additional performance information and will be made available upon request and without charge.

Ivy Balanced Fund

Historical information is presented for   Advantus Spectrum Fund  Class A shares

                                                             Selected Per-Share Data
                                           Increase (Decrease)
                                        From Investment Operations                   Less Distributions
                                                   Net Gain
                     Net Asset        Net         (Loss) on                 Dividends   Distributions              Net Asset
                      Value       Investment     Investments   Total From    From Net    From Net                   Value
                     Beginning      Income      (Realized and  Investment   Investment   Realized      Total       End of
                     of Period      (Loss)       Unrealized)   Operations     Income       Gains   Distributions   Period
For the Period From
10-1-02 to 3-31-03*     $10.54       $0.10        $0.39        $0.49       $(0.11)       $0.00       $(0.11)      $10.92
10-1 01 to 9-30-02       11.45        0.23        (0.89)       (0.66)       (0.25)        0.00        (0.25)       10.54
10-1 00 to 9-30-01       19.73        0.22        (6.08)       (5.86)       (0.20)       (2.22)       (2.42)       11.45
10-1 99 to 9-30-00       17.88        0.31         2.55         2.86        (0.30)       (0.71)       (1.01)       19.73
10-1 98 to 9-30-99       16.50        0.31         2.30         2.61        (0.31)       (0.92)       (1.23)       17.88
10-1-97 to 9-30-98       16.40        0.33         1.40         1.73        (0.33)       (1.30)       (1.63)       16.50

*Unaudited.

Ivy Balanced Fund

Historical information is presented for   Advantus Spectrum Fund  Class A shares

                                                      Ratios and Supplemental Data
                                                                                  Ratio of Net      Ratio of Net
                                                  Ratio of        Ratio of        Investment       Investment
                                  Net Assets     Expenses to    Expenses to      Income (Loss)to  Income (Loss) to
                                    End of       Average Net    Average Net       Average Net     to Average Net    Portfolio
                       Total        Period       Assets with    Assets without    Assets with     Assets without    Turnover
                     Return(a)  (in Thousands)     Waiver          Waiver          Waiver            Waiver           Rate
For the Period From
10-1-02 to 3-31-03*    4.73%      $36,108          1.17%(b)       1.49%(b)         1.67%(b)          1.35%(b)         47.1%
10-1-01 to 9 30-02    (5.91)       36,974          1.22           1.52             1.84              1.54            129.0
10-1-00 to 9-30 01   (32.35)       45,066          1.12           1.40             1.57              1.29            158.4
10-1-99 to 9-30-00    16.22        77,964          1.11           1.20             1.58              1.49            132.0
10-1-98 to 9-30-99    16.08        73,613          1.10           1.10             1.77              1.77            100.8
10-1-97 to 9-30-98    11.31        68,157          1.19           1.19             1.98              1.98            139.8

*Unaudited.
(a)  Total return figures presented for the periods stated above assume reinvestment of distributions and do not include the effects of sales charges.
(b)  Adjusted to an annual basis.

Ivy Bond Fund

Historical information is presented for   Advantus Bond Fund  Class A shares

                                                         Selected Per-Share Data
                                  Increase (Decrease)
                               From Investment Operations        Less Distributions
                                                  Net Gain
                      Net Asset        Net        (Loss) on                 Dividends  Distributions              Net Asset
                        Value      Investment    Investments   Total From    From Net    From Net                   Value
                      Beginning      Income     (Realized and  Investment   Investment   Realized      Total       End of
                      of Period      (Loss)      Unrealized)   Operations     Income       Gains   Distributions   Period
For the Period From
10-1-02 to 3-31-03*     $10.57         $0.24       $0.06        $0.30       $(0.23)       $0.00       $(0.23)      $10.64
10-1-01 to 9-30-02       10.30          0.52        0.27         0.79        (0.52)        0.00        (0.52)       10.57
10-1 00 to 9-30-01        9.60          0.58        0.70         1.28        (0.58)        0.00        (0.58)       10.30
10-1-99 to 9-30-00        9.71          0.58       (0.11)        0.47        (0.58)        0.00        (0.58)        9.60
10-1 98 to 9-30-99       10.69          0.54       (0.79)       (0.25)       (0.54)       (0.19)       (0.73)        9.71
10-1-97 to 9-30-98       10.43          0.59        0.30         0.89        (0.60)       (0.03)       (0.63)       10.69

*Unaudited.

Ivy Bond Fund

Historical information is presented for   Advantus Bond Fund  Class A shares

                                                      Ratios and Supplemental Data
                                                                                  Ratio of Net     Ratio of Net
                                                   Ratio of        Ratio of        Investment      Investment
                                  Net Assets     Expenses to     Expenses to    Income (Loss)to  Income (Loss) to
                                    End of       Average Net     Average Net       Average Net    to Average Net   Portfolio
                       Total        Period       Assets with    Assets without     Assets with    Assets without   Turnover
                      Return(a)   (in Thousands)    Waiver         Waiver           Waiver           Waiver         Rate
For the Period From
10-1-02 to 3-31-03*       2.91%     $18,145         1.15%(b)       1.95%(b)         4.56%(b)        3.75%(b)        66.0%
10-1-01 to 9-30 02        7.90       17,313         1.15           1.92             5.07            4.30           148.3
10-1-00 to 9-30-01       13.68       15,737         1.15           1.99             5.77            4.93           251.9
10-1-99 to 9-30-00        5.04       15,002         1.15           1.84             6.08            5.39           191.4
10-1-98 to 9-30-99       (2.36)      17,846         1.15           1.55             5.41            5.01           211.9
10-1-97 to 9-30-98        8.75       19,419         1.10           1.58             5.55            5.07           237.2

*Unaudited.
(a)  Total return figures presented for the periods stated above assume reinvestment of distributions and do not include the effects of sales charges.
(b)  Adjusted to an annual basis.

Ivy International Balanced Fund

Historical information is presented for   Advantus International Balanced Fund  Class A shares

                                                                              Selected Per-Share Data
                                                   Increase (Decrease)
                                                 From Investment Operations            Less Distributions
                                                Net Gain
                     Net Asset        Net      (Loss) on                Dividends   Distributions                          Net Asset
                       Value      Investment  Investments   Total From   From Net     From Net       Tax                     Value
                     Beginning      Income   (Realized and   Investment  Investment   Realized    Return of      Total       End of
                     of Period      (Loss)    Unrealized)    Operations    Income       Gains      Capital   Distributions   Period

For the Period From
10-1-02 to 3-31-03*    $8.72        $0.06      $0.17         $0.23        $0.00        $0.00         0.00        $0.00        $8.95
10-1 01 to 9-30-02      9.28         0.18      (0.59)        (0.41)        0.00        (0.13)       (0.02)       (0.15)        8.72
10-1-00 to 9- 30 01    11.59         0.18      (1.28)        (1.10)       (0.11)       (1.10)        0.00        (1.21)        9.28
10-1-99 to 9-30-00     11.80         0.23       0.50          0.73        (0.36)       (0.58)        0.00        (0.94)       11.59
10-1-98 to 9-30-99     10.56         0.21       1.52          1.73        (0.11)       (0.38)        0.00        (0.49)       11.80
10-1-97 to 9-30-98     13.29         0.28      (1.95)        (1.67)       (0.14)       (0.92)        0.00        (1.06)       10.56

*Unaudited.

Ivy International Balanced Fund

Historical information is presented for   Advantus International Balanced Fund  Class A shares

                                                      Ratios and Supplemental Data
                                                                               Ratio of Net      Ratio of Net
                                                Ratio of         Ratio of       Investment        Investment
                                Net Assets     Expenses to     Expenses to   Income (Loss) to  Income (Loss) to
                                  End of       Average Net     Average Net      Average Net     to Average Net   Portfolio
                     Total        Period       Assets with   Assets without    Assets with     Assets without     Turnover
                      Return(a) (in Thousands)   Waiver          Waiver          Waiver           Waiver            Rate
For the Period From
10-1-02 to 3-31-03*     2.64%       $37,019      1.67%(b)       1.70%(b)          1.14%(b)        1.11%(b)        20.6%
10-1-01 to 9 30-02     (4.62)       36,488       1.62           1.72              1.84            1.74            47.8
10-1-00 to 9-30-01    (10.57)       40,021       1.62           1.73              1.60            1.49            35.6
10-1-99 to 9-30-00      6.26        47,693       1.52           1.65              1.92            1.79            44.2
10-1-98 to 9-30-99     16.65        49,502       1.63           1.70              1.77            1.70            73.8
10-1-97 to 9-30-98    (13.02)       46,025       1.62           1.91              2.38            2.09            57.0

*Unaudited.
(a)  Total return figures presented for the periods stated above assume reinvestment of distributions and do not include the effects of sales charges.
(b)  Adjusted to an annual basis.

Ivy Mortgage Securities Fund

Historical information is presented for   Advantus Mortgage Securities Fund  Class A shares

                                                            Selected Per-Share Data
                                  Increase (Decrease)
                               From Investment Operations                        Less Distributions
                                               Net Gain
                     Net Asset      Net       (Loss) on                Dividends  Distributions                          Net Asset
                       Value    Investment   Investments   Total From   From Net    From Net       Tax                     Value
                     Beginning    Income    (Realized and  Investment  Investment   Realized    Return of      Total       End of
                     of Period    (Loss)     Unrealized)   Operations    Income       Gains      Capital   Distributions   Period

For the Period From
10-1-02 to 3-31-03*    $11.07     $0.33        $(0.07)        $0.26      $(0.31)     $0.00       $0.00       $(0.31)      $11.02
10-1-01 to 9-30-02      10.99     0.70          0.11          0.81       (0.72)       0.00       (0.01)       (0.73)       11.07
10- 1-00 to 9-30-01     10.37     0.73          0.65          1.38       (0.72)       0.00       (0.04)       (0.76)       10.99
10-1-99 to 9-30-00      10.30     0.69          0.09          0.78       (0.70)       0.00       (0.01)       (0.71)       10.37
10-1-98 to 9-30-99      10.75     0.69         (0.45)         0.24       (0.68)       0.00       (0.01)       (0.69)       10.30
10-1-97 to 9-30 98      10.54     0.64          0.25          0.89       (0.65)       0.00       (0.03)       (0.68)       10.75

*Unaudited.

Ivy Mortgage Securities Fund

Historical information is presented for   Advantus Mortgage Securities Fund  Class A shares

                                                                Ratios and Supplemental Data
                                                                                 Ratio of Net      Ratio of Net
                                                   Ratio of         Ratio of     Investment        Investment
                                   Net Assets    Expenses to     Expenses to   Income (Loss) to  Income (Loss) to
                                     End of      Average Net    Average Net      Average Net     to Average Net    Portfolio
                        Total        Period      Assets with   Assets without    Assets with     Assets without    Turnover
                       Return(a) (in Thousands)    Waiver        Waiver            Waiver            Waiver          Rate

For the Period From
10-1-02 to 3-31-03*      2.25%     $84,128        .95%(b)       1.14%(b)          5.79%(b)         5.60%(b)        36.1%
10-1-01 to 9-30-02       7.88       67,395        .95           1.21              6.24             5.98            98.5
10-1-00 to 9- 30-01     13.90       42,458        .95           1.31              6.75             6.39            55.2
10-1-99 to 9-30-00       7.70       31,814        .95           1.32              6.81             6.44            64.7
10-1-98 to 9-30-99       2.26       33,617        .95           1.21              6.29             6.03           127.1
10-1-97 to 9-30-98       8.73       32,268        .95           1.29              6.02             5.68           152.5

*Unaudited.
(a)  Total return figures presented for the periods stated above assume reinvestment of distributions and do not include the effects of sales charges.
(b)  Adjusted to an annual basis.

Ivy Real Estate Securities Fund

Historical information is presented for   Advantus Real Estate Securities Fund  Class A shares

                                                        Selected Per-Share Data
                                  Increase (Decrease)
                                From Investment Operations                            Less Distributions
                                 Net Gain
                     Net Asset       Net       (Loss) on                 Dividends  Distributions   Excess              Net Asset
                       Value     Investment   Investments   Total From    From Net    From Net  Distributions              Value
                     Beginning     Income    (Realized and  Investment   Investment   Realized   of Net Inv.     Total     End of
                     of Period     (Loss)     Unrealized)   Operations     Income       Gains       Income   Distributions Period

For the Period From
8-1-02 to 7-31-03     $11.93      $0.48         $1.72         $2.20       $(0.48)     $(0.23)      $0.00      $(0.71)      $13.42
8-1-01 to 7-31-02      11.67       0.32          1.01          1.33        (0.28)      (0.79)       0.00       (1.07)       11.93
8-1-00 to 7-31-01      11.23       0.51          0.47          0.98        (0.54)       0.00        0.00       (0.54)       11.67
8-1 99 to 7-31-00      10.25       0.43          1.00          1.43        (0.41)      (0.04)       0.00       (0.45)       11.23
2-25-99(c) to 7-31-99  10.02       0.18          0.31          0.49        (0.18)       0.00       (0.08)      (0.26)       10.25

Ivy Real Estate Securities Fund

Historical information is presented for   Advantus Real Estate Securities Fund  Class A shares

                                                      Ratios and Supplemental Data
                                                                                  Ratio of Net      Ratio of Net
                                                   Ratio of         Ratio of        Investment        Investment
                                   Net Assets     Expenses to     Expenses to    Income (Loss) to  Income (Loss) to
                                     End of       Average Net     Average Net       Average Net     to Average Net    Portfolio
                        Total        Period       Assets with    Assets without     Assets with     Assets without    Turnover
                      Return(a) (in Thousands)      Waiver         Waiver             Waiver            Waiver          Rate
For the Period From
8-1-02 to 7-31-03       19.65%      $60,198         1.46%          1.46              2.95%              2.95%           48.2%
8-1-01 to 7-31-02       12.31        32,269         1.50           1.69              2.83               2.64           101.2
8-1-00 to 7-31-01        9.10        17,336         1.50           1.99              4.29               3.81           173.1
8-1-99 to 7-31-00       14.89        11,704         1.50           2.72              4.26               3.04           116.8
2-25-99(c) to 7-31-99    4.78         6,113         1.50(b)        3.49(b)           4.09(b)            2.10(b)         51.5

(a)  Total return figures presented for the periods stated above assume reinvestment of distributions and do not include the effects of sales charges.
(b)  Adjusted to an annual basis.
(c)  Date shares became effectively registered.

Ivy Small Cap Value Fund

Historical information is presented for   Advantus Venture Fund  Class A shares

                                                               Selected Per-Share Data
                                  Increase (Decrease)
                               From Investment Operations                                 Less Distributions
                    Net Asset        Net         (Loss) on                 Dividends    Dividends Distributions              Net Asset
                      Value        Investment     Investments   Total From    From Net  in Excess of  From Net                  Value
                     Beginning      Income      (Realized and  Investment   Investment   Net Inv.     Realized      Total       End of
                     of Period      (Loss)       Unrealized)   Operations     Income      Income       Gains    Distributions   Period

For the Period From
8-1-02 to 7-31-03     $12.25      $(0.09)        $1.74         $1.65         $   _*        $0.00      $(0.88)      $(0.88)     $13.02
8-1-01 to 7-31-02      15.05       (0.08)        (1.84)        (1.92)         0.00          0.00       (0.88)       (0.88)      12.25
8-1 00 to 7-31-01      11.47       (0.06)         4.04          3.98          0.00          0.00       (0.40)       (0.40)      15.05
8-1-99 to 7-31-00      11.20        0.05          0.32          0.37         (0.06)        (0.04)       0.00        (0.10)      11.47
8-1-98 to 7-31-99      12.03        0.10         (0.59)        (0.49)        (0.09)         0.00       (0.23)       (0.34)**    11.20

 *Amount is less than $0.01.
**Total Distributions number also includes (0.02) Tax return of capital.

Ivy Small Cap Value Fund

Historical information is presented for   Advantus Venture Fund  Class A shares

                                                      Ratios and Supplemental Data
                                                                            Ratio of Net      Ratio of Net
                                                Ratio of       Ratio of      Investment        Investment
                                Net Assets    Expenses to    Expenses to   Income (Loss) to  Income (Loss) to
                                  End of      Average Net    Average Net    Average Net     to Average Net    Portfolio
                      Total        Period      Assets with   Assets without  Assets with     Assets without   Turnover
                    Return(a) (in Thousands)    Waiver        Waiver          Waiver            Waiver           Rate
For the Period From
8-1-02 to 7-31-03     14.91%      $59,141        1.53%         1.53%          (0.82)%          (0.82)%          54.2%
8-1-01 to 7-31-02    (13.27)       53,071        1.27          1.37           (0.57)           (0.67)           37.3
8-1-00 to 7-31-01     35.18        54,735        1.40          1.51           (0.56)           (0.67)           37.8
8-1-99 to 7-31-00      3.74        31,371        1.40          1.71            0.63             0.32           169.0
8-1-98 to 7-31-99     (3.89)       31,683        1.40          1.64            0.81             0.57           103.9

(a)  Total return figures presented for the periods stated above assume reinvestment of distributions and do not include the effects of sales charges.

Ivy Value Fund

Historical information is presented for   Advantus Cornerstone Fund  Class A shares

                                               Selected Per-Share Data
                                  Increase (Decrease)
                               From Investment Operations
                                                                 Less Distributions
                   Net Asset      Net        (Loss) on                 Dividends  Distributions   Excess                 Net Asset
                     Value     Investment   Investments   Total From    From Net    From Net  Distributions                Value
                   Beginning     Income    (Realized and  Investment   Investment   Realized   of Net Inv.     Total       End of
                   of Period     (Loss)     Unrealized)   Operations     Income       Gains       Income   Distributions   Period

For the Period From
 8-1-02 to 7-31-03    $11.81      $0.12        $0.72        $0.84       $(0.11)      $0.00      $0.00      $(0.11)        $12.54
10-1-01 to 7-31-02     12.59       0.08        (0.78)       (0.70)       (0.08)       0.00       0.00       (0.08)         11.81
10-1-00 to 9-30-01     15.08       0.09        (2.50)       (2.41)       (0.08)       0.00       0.00       (0.08)         12.59
10-1 99 to 9-30-00     15.14       0.06         0.13         0.19        (0.05)      (0.13)     (0.06)      (0.25)*        15.08
10-1-98 to 9-30-99     13.88       0.15         1.26         1.41        (0.15)       0.00       0.00       (0.15)         15.14
10-1-97 to 9-30-98     18.68       0.16        (3.04)       (2.88)       (0.16)      (1.76)      0.00       (1.92)         13.88

*Total Distributions number also includes (0.01) Tax return of capital.

Ivy Value Fund

Historical information is presented for   Advantus Cornerstone Fund  Class A shares

                                                      Ratios and Supplemental Data
                                                                                   Ratio of Net      Ratio of Net
                                                Ratio of         Ratio of           Investment        Investment
                                  Net Assets      Expenses to     Expenses to     Income (Loss)to  Income (Loss) to
                                    End of        Average Net     Average Net       Average Net     to Average Net      Portfolio
                         Total      Period        Assets with    Assets without     Assets with     Assets without      Turnover
                       Return(a) (in Thousands)     Waiver           Waiver           Waiver            Waiver            Rate
For the Period From
 8-1-02 to 7-31-03        7.23%       $63,549        1.29%           1.50%           1.05%             0.84%            123.4%
10-1-01 to 7-31-02       (5.72)        57,947        1.24(b)         1.41(b)         0.70(b)           0.53(b)           95.3
10-1-00 to 9-30-01      (15.97)        65,766        1.24            1.39            0.61              0.46             147.9
10-1-99 to 9-30-00        1.26         81,389        1.24            1.34            0.43              0.33             180.1
10-1-98 to 9-30-99       10.13         92,657        1.21            1.23            0.94              0.92              78.7
10-1-97 to 9-30-98      (16.45)        93,833        1.16            1.25            0.98              0.89             114.4

(a)  Total return figures presented for the periods stated above assume reinvestment of distributions and do not include the effects of sales charges.
(b)  Adjusted to an annual basis.

IVY FUNDS

Custodian                         Distributor
UMB Bank, n.a.                     Ivy Funds Distributor, Inc.
928 Grand Boulevard                6300 Lamar Avenue
Kansas City, Missouri 64106        P. O. Box 29217
                                    Shawnee Mission, Kansas
Legal Counsel                      66201-9217
Bell, Boyd & Lloyd LLC             913-236-2000
Three First National Plaza         800-777-6472
70 West Madison Street
Suite 3300
Chicago, Illinois 60602-4207

Independent Auditors              Transfer Agent
Deloitte & Touche LLP              Waddell & Reed
1010 Grand Boulevard               Services Company
Kansas City, Missouri              6300 Lamar Avenue
64106-2232                         P. O. Box 29217
                                    Shawnee Mission, Kansas
Investment Manager                 66201-9217
Waddell & Reed Ivy                 913-236-2000
Investment Company                 800-777-6472
6300 Lamar Avenue
P. O. Box 29217                    Accounting Services Agent
Shawnee Mission, Kansas            Waddell & Reed
66201-9217                         Services Company
913-236-2000                       6300 Lamar Avenue
800-777-6472                       P. O. Box 29217
                                    Shawnee Mission, Kansas
                                    66201-9217
                                    913-236-2000
                                    800-777-6472

IVY FUNDS

You can get more information about each Fund in the--

*   Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

*   Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI may also be requested via e-
mail at request@waddell.com.

Information about the Funds (including the current SAI and most recent
Annual and Semiannual Reports once available) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the
SEC's Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-942-8090.

The Funds' SEC file number is:  811-01028

IVY FUNDS DISTRIBUTOR, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
800-777-6472